UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21731

Nuveen Equity Premium Advantage Fund
(Exact name of registrant as specified in charter)

Nuveen Investments 333 West Wacker Drive Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Nuveen Investments 333 West Wacker Drive Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 917-7700

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. SS. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Closed-End Funds

Nuveen Investments

Closed-End Funds

Seeks Attractive Quarterly Distributions from an Integrated Index Option and Equity Strategy

Semi-Annual Report

June 30, 2011

Nuveen Equity Premium Income Fund

JPZ

Nuveen Equity Premium Opportunity Fund

JSN

Nuveen Equity Premium Advantage Fund

JLA

Nuveen Equity Premium and Growth Fund

JPG

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Table of Contents

Chairman's Letter to Shareholders	4

Portfolio Managers' Comments	5

Distribution and Share Price Information	8

Performance Overviews	10

Shareholder Meeting Report	14

Portfolios of Investments	15

Statement of Assets & Liabilities	48

Statement of Operations	49

Statement of Changes in Net Assets	50

Financial Highlights	52

Notes to Financial Statements	54

Annual Investment Management Agreement Approval Process	65

Reinvest Automatically Easily and Conveniently	73

Glossary of Terms Used in this Report	75

Other Useful Information	78

Chairman's
Letter to Shareholders

Dear Shareholders,

The global economy continues to be weighed down by an unusual combination of pressures facing the larger developed economies. Japanese leaders continue to work through the economic aftereffects of the March 2011 earthquake and tsunami. Political leaders in Europe and the U.S. have resolved some of the near term fiscal problems, but the financial markets are not convinced that these leaders are able to address more complex longer term fiscal issues. Despite improved earnings and capital increases, the largest banks in these countries continue to be vulnerable to deteriorating mortgage portfolios and sovereign credit exposure, adding another source of uncertainty to the global financial system.

In the U.S., recent economic statistics indicate that the economic recovery may be losing momentum. Consumption, which represents about 70% of the gross domestic product, faces an array of challenges from seemingly intractable declines in housing values, increased energy costs and limited growth in the job market. The failure of Congress and the administration to agree on the debt ceiling increase on a timely basis and the deep divisions between the political parties over fashioning a balanced program to address growing fiscal imbalances that led to the recent S&P ratings downgrade add considerable uncertainty to the domestic economic picture.

On a more positive note, corporate earnings continue to hold up well and the municipal bond market is recovering from recent weakness as states and municipalities implement various programs to reduce their budgetary deficits. In addition, the Federal Reserve System has made it clear that it stands ready to take additional steps should the economic recovery falter. However, there are concerns that the Fed is approaching the limits of its resources to intervene in the economy.

These perplexing times highlight the importance of professional investment management. Your Nuveen investment team is working hard to develop an appropriate response to increased risk, and they continue to seek opportunities created by stressful markets using proven investment disciplines designed to help your Fund achieve its investment objectives. On your behalf, we monitor their activities to assure that they maintain their investment disciplines.

As always, I encourage you to contact your financial consultant if you have any questions about your investment in a Nuveen Fund. On behalf of the other members of your Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner
Chairman of the Board
August 23, 2011

Nuveen Investments

Portfolio Managers' Comments

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Nuveen Equity Premium Income Fund (JPZ)
Nuveen Equity Premium Opportunity Fund (JSN)
Nuveen Equity Premium Advantage Fund (JLA)
Nuveen Equity Premium and Growth Fund (JPG)

These Funds feature portfolio management by Gateway Investment Advisers, LLC. J. Patrick Rogers and Kenneth H. Toft serve as co-portfolio managers for JSN and JLA; Patrick and Michael T. Buckius are co-portfolio managers for JPZ and JPG. Patrick joined Gateway in 1989. He has been President and a Director of Gateway since 1995 and is the firm's Chief Executive Officer. Ken joined Gateway in 1992 and has been a Vice President and Portfolio Manager since 1997. Mike joined Gateway in 1999 and is currently Senior Vice President and Portfolio Manager. Here they talk about their management strategies and the performance of the Funds for the six-months ended June 30, 2011.

Over this period, what key strategies were used to manage the Funds?

The core strategy employed in each Fund consists of an investment in a broadly diversified portfolio of equity securities that seeks to substantially track the price movement of a stock market index or a custom blend of stock market indexes. The primary purpose of each equity portfolio is to support the index option-based risk management strategy employed by each Fund. These strategies remained consistent in each Fund throughout the period.

For JPZ and JPG, the equity portfolio seeks to track the price movements of the S&P 500 Index. The JSN equity portfolio is invested to replicate the price performance of a custom index consisting of 75% S&P 500 Index and 25% NASDAQ-100 Index. JLA seeks to replicate a 50/50 blend of the S&P 500 and NASDAQ-100 Indexes. JPZ, JSN and JLA actively write (sell) listed index call options against their entire stock portfolios. JPG differs in that its index option hedging activity is applied to 80% of the value of the equity portfolio.

Nuveen Investments

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.

*  Six-month returns are cumulative; all other returns are annualized.

1  The S&P 500 Index is an unmanaged Index generally considered representative of the U.S. Stock Market.

2  JSN's comparative index performance is a blended return consisting of: 1) 75% of the return of the S&P 500 Index, and 2) 25% of the NASDAQ-100 Index, which includes 100 of the largest domestic and international non-financial companies listed on The NASDAQ Stock Market based on market capitalization. The NASDAQ-100 Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology.

3  JLA's comparative index performance is a blended return consisting of: 1) 50% of the return of the S&P 500 Index, and 2) 50% of the NASDAQ-100 Index.

How did the Funds perform over this period?

The performance of JPZ, JSN, JLA and JPG, as well as comparative indexes, is presented in the accompanying table.

Average Annual Total Returns on Net Asset Value*

For periods ended 6/30/11

	6-Month	1-Year	5 Year
JPZ	4.78%	21.21%	3.25%
S&P 500 Index[1]	6.02%	30.69%	2.94%
JSN	4.88%	20.97%	3.81%
Comparative Index[2]	5.73%	31.44%	4.23%
JLA	4.01%	19.50%	3.91%
Comparative Index[3]	5.43%	32.19%	5.52%
JPG	4.52%	22.09%	2.98%
S&P 500 Index[1]	6.02%	30.69%	2.94%

For the six-month period ending June 30, 2011, each Fund underperformed its respective comparative equity index. Since each Fund, in general terms, employs a hedged-equity strategy, these Funds are likely to underperform their comparative indexes in the event that the unhedged stock indexes post especially strong returns. This can be seen in the returns of the Funds and their comparative indexes over the six-month and one-year periods. In a bear market, conversely, the call-writing portion of the strategy may help to mitigate the effect of a downturn felt by the underlying stocks.

This effect can clearly be seen in the peak-to-trough net asset value (NAV) performance of these Funds from April 29, 2011, to June 15, 2011, during which time the S&P 500 Index posted a negative return of 6.91%; the Nasdaq was likewise down 7.93%. During this time JPZ, JSN, JLA and JPG posted negative returns of only 3.11%, 3.09%, 3.09% and 3.88% respectively. The sale, or writing, of index call options contributed to this risk-mitigating benefit.

The Funds' positive performance resulted from a generally rising stock market that persisted especially during the first three months of the period. As stock markets rebounded, the Funds also benefited from rising implied volatility levels, particularly in March and June. This is because the premiums the Funds receive from writing call options tend to increase as the volatility of the underlying stock markets increase.

Nuveen Investments

RISK CONSIDERATIONS

Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation. Past performance is no guarantee of future results. Fund common shares are subject to a variety of risks, including:

Investment Risk. The possible loss of the entire principal amount that you invest.

Price Risk. Shares of closed-end investment companies like the Funds frequently trade at a discount to their net asset value (NAV). Your common shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Tax Risk. The tax treatment of Fund distributions may be affected by new IRS interpretations of the Internal Revenue Code and future changes in tax laws and regulations. This is particularly true for funds employing a managed distribution program.

Common Stock Risk. Common stocks returns often have experienced significant volatility.

Call Option Risks. The value of call options sold (written) by the Funds will fluctuate. The Funds may not participate in any appreciation of its equity portfolio as fully as it would if the Funds did not sell call options. In addition, the Funds will continue to bear the risk of declines in the value of the equity portfolio.

Derivatives Strategy Risk. Derivative securities, such as calls, puts, warrants, swaps and forwards, carry risks different from, and possibly greater than, the risks associated with the underlying investments.

Index Call Option Risk. Because index options are settled in cash, sellers of index call options, such as the Funds, cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities.

Nuveen Investments

Distribution and
Share Price Information

The following information regarding your Fund's distributions is current as of June 30, 2011, and likely will vary over time based on the Fund's investment activities and portfolio investment value changes.

During the six-month reporting period, the Funds did not make any changes to their quarterly distributions to shareholders. Some of the important factors affecting the amount and composition of these distributions are summarized below.

Each Fund has a managed distribution program. The goal of this program is to provide shareholders with relatively consistent and predictable cash flow by systematically converting the Fund's expected long-term return potential into regular distributions. As a result, regular distributions throughout the year are likely to include a portion of expected long-term gains (both realized and unrealized), along with net investment income.

Important points to understand about the managed distribution program are:

•  Each Fund seeks to establish a relatively stable distribution rate that roughly corresponds to the projected total return from its investment strategy over an extended period of time. However, you should not draw any conclusions about a Fund's past or future investment performance from its current distribution rate.

•  Actual returns will differ from projected long-term returns (and therefore a Fund's distribution rate), at least over shorter time periods. Over a specific timeframe, the difference between actual returns and total distributions will be reflected in an increasing (returns exceed distributions) or a decreasing (distributions exceed returns) Fund net asset value.

•  Each distribution is expected to be paid from some or all of the following sources:

•  net investment income (regular interest and dividends),

•  realized capital gains, and

•  unrealized gains, or, in certain cases, a return of principal (non-taxable distributions).

•  A non-taxable distribution is a payment of a portion of a Fund's capital. When a Fund's returns exceed distributions, it may represent portfolio gains generated, but not realized as a taxable capital gain. In periods when a Fund's return falls short of distributions, the shortfall will represent a portion of your original principal, unless the shortfall is offset during other time periods over the life of your investment (previous or subsequent) when a Fund's total return exceeds distributions.

•  Because distribution source estimates are updated during the year based on a Fund's performance and forecast for its current fiscal year (which is the calendar year for each Fund), estimates on the nature of your distributions provided at the time distributions are paid may differ from both the tax information reported to you in your Fund's IRS

Nuveen Investments

Form 1099 statement provided at year end, as well as the ultimate economic sources of distributions over the life of your investment.

The following table provides estimated information regarding each Fund's distributions and total return performance for the six months ended June 30, 2011. This information is presented on a tax basis rather than a generally accepted accounting principles (GAAP) basis. This information is intended to help you better understand whether the Fund's returns for the specified time period were sufficient to meet each Fund's distributions.

As of 6/30/11	JPZ	JSN	JLA	JPG
Inception date	10/26/04	1/26/05	5/25/05	11/22/05
Six months ended June 30, 2011:
Per share distribution:
From net investment income	$0.11	$0.09	$0.05	$0.11
From realized capital gains	0.11	0.30	0.58	0.00
Return of capital	0.39	0.24	0.00	0.45
Total per share distribution	$0.61	$0.63	$0.63	$0.56
Annualized distribution rate on NAV	9.12%	9.40%	9.31%	7.72%
Average annual total returns:
Six-Month (Cumulative) on NAV	4.78%	4.88%	4.01%	4.52%
1-Year on NAV	21.21%	20.97%	19.50%	22.09%
5-Year on NAV	3.25%	3.81%	3.91%	2.98%
Since inception on NAV	4.01%	4.20%	4.07%	3.33%

Share Repurchases and Share Price Information

As of June 30, 2011, and since the inception of the Funds' repurchase program, the Funds have cumulatively repurchased and retired their outstanding shares as shown in the accompanying table.

Fund	Shares Repurchased and Retired	% of Outstanding Shares
JPZ	264,200	0.7%
JSN	479,300	0.7%
JLA	268,050	1.0%
JPG	224,700	1.4%

During the six-month reporting period, the Funds did not repurchase and retire any of their outstanding shares.

As of June 30, 2011, the Funds' share prices were trading at (-) discounts relative to their NAVs as shown in the accompanying table.

Fund	6/30/11 (-) Discount		Six-Month Average (-) Discount
JPZ	(-	)6.88%	(-	)7.02%
JSN	(-	)7.38%	(-	)7.19%
JLA	(-	)7.24%	(-	)7.60%
JPG	(-	)8.48%	(-	)7.77%

Nuveen Investments

Fund Snapshot

Share Price	$12.45
Net Asset Value (NAV)	$13.37
Premium/(Discount) to NAV	-6.88%
Current Distribution Rate[1]	9.73%
Net Assets ($000)	$516,846

Average Annual Total Return

(Inception 10/26/04)

	On Share Price	On NAV
6-Month (Cumulative)	2.33%	4.78%
1-Year	13.15%	21.21%
5-Year	3.68%	3.25%
Since Inception	2.72%	4.01%

Portfolio Composition3

(as a % of total common stocks)

Oil, Gas & Consumable Fuels	10.2%
Pharmaceuticals	7.1%
Diversified Telecommunication Services	4.2%
Diversified Financial Services	3.9%
Software	3.6%
IT Services	3.4%
Computers & Peripherals	3.2%
Machinery	2.9%
Commercial Banks	2.8%
Energy Equipment & Services	2.8%
Industrial Conglomerates	2.7%
Aerospace & Defense	2.6%
Real Estate Investment Trust	2.6%
Semiconductors & Equipment	2.5%
Media	2.5%
Beverages	2.5%
Specialty Retail	2.4%
Chemicals	2.4%
Insurance	2.3%
Health Care Providers & Services	2.3%
Multi-Utilities	2.1%
Communications Equipment	2.1%
Tobacco	2.0%
Capital Markets	1.9%
Household Products	1.8%
Internet Software & Services	1.8%
Other	19.4%

JPZ

Performance

OVERVIEW

Nuveen Equity Premium Income Fund

  as of June 30, 2011

Fund Allocation (as a % of total net assets)3

2010-2011 Quarterly Distributions Per Share

Share Price Performance — Weekly Closing Price

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund's Performance Overview page.

1 Current Distribution Rate is based on the Fund's current annualized quarterly distribution divided by the Fund's current market price. The Fund's quarterly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a return of capital for tax purposes.

2 Other assets less liabilities.

3 Holdings are subject to change.

Nuveen Investments

JSN

Performance

OVERVIEW

Nuveen Equity Premium Opportunity Fund

  as of June 30, 2011

Fund Allocation (as a % of total net assets)3

2010-2011 Quarterly Distributions Per Share

Share Price Performance — Weekly Closing Price

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund's Performance Overview page.

1 Current Distribution Rate is based on the Fund's current annualized quarterly distribution divided by the Fund's current market price. The Fund's quarterly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a return of capital for tax purposes.

2 Other assets less liabilities.

3 Holdings are subject to change.

Fund Snapshot

Share Price	$12.42
Net Asset Value (NAV)	$13.41
Premium/(Discount) to NAV	-7.38%
Current Distribution Rate[1]	10.14%
Net Assets ($000)	$892,250

Average Annual Total Return

(Inception 1/26/05)

	On Share Price	On NAV
6-Month (Cumulative)	1.32%	4.88%
1-Year	13.54%	20.97%
5-Year	3.14%	3.81%
Since Inception	2.78%	4.20%

Portfolio Composition3

(as a % of total common stocks)

Computers & Peripherals	7.9%
Oil, Gas & Consumable Fuels	7.1%
Software	6.3%
Pharmaceuticals	5.8%
Internet Software & Services	4.1%
Communications Equipment	3.9%
Semiconductors & Equipment	3.8%
Media	3.4%
Diversified Financial Services	2.9%
IT Services	2.8%
Diversified Telecommunication Services	2.7%
Machinery	2.3%
Energy Equipment & Services	2.3%
Beverages	2.2%
Health Care Providers & Services	2.1%
Commercial Banks	2.1%
Specialty Retail	2.0%
Food & Staples Retailing	1.9%
Gas Utilities	1.9%
Chemicals	1.9%
Aerospace & Defense	1.8%
Capital Markets	1.8%
Hotels, Restaurants & Leisure	1.7%
Real Estate Investment Trust	1.6%
Health Care Equipment & Supplies	1.6%
Industrial Conglomerates	1.6%
Household Products	1.5%
Other	19.0%

Nuveen Investments

Fund Snapshot

Share Price	$12.55
Net Asset Value (NAV)	$13.53
Premium/(Discount) to NAV	-7.24%
Current Distribution Rate[1]	10.10%
Net Assets ($000)	$349,992

Average Annual Total Return

(Inception 5/25/05)

	On Share Price	On NAV
6-Month (Cumulative)	2.19%	4.01%
1-Year	13.56%	19.50%
5-Year	3.23%	3.91%
Since Inception	2.64%	4.07%

Portfolio Composition3

(as a % of total common stocks)

Software	10.2%
Computers & Peripherals	9.3%
Semiconductors & Equipment	6.0%
Internet Software & Services	5.9%
Oil, Gas & Consumable Fuels	5.2%
Communications Equipment	5.1%
Pharmaceuticals	4.7%
Media	3.7%
IT Services	3.4%
Biotechnology	3.0%
Hotels, Restaurants & Leisure	2.7%
Diversified Telecommunication Services	2.4%
Internet & Catalog Retail	2.3%
Machinery	2.0%
Diversified Financial Services	1.8%
Specialty Retail	1.8%
Health Care Providers & Services	1.7%
Electrical Equipment	1.6%
Energy Equipment & Services	1.5%
Industrial Conglomerates	1.4%
Commercial Banks	1.4%
Insurance	1.3%
Aerospace & Defense	1.3%
Beverages	1.3%
Other	19.0%

JLA

Performance

OVERVIEW

Nuveen Equity Premium Advantage Fund

  as of June 30, 2011

Fund Allocation (as a % of total net assets)3

2010-2011 Quarterly Distributions Per Share

Share Price Performance — Weekly Closing Price

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund's Performance Overview page.

1 Current Distribution Rate is based on the Fund's current annualized quarterly distribution divided by the Fund's current market price. The Fund's quarterly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a return of capital for tax purposes.

2 Other assets less liabilities.

3 Holdings are subject to change.

4 Rounds to less than 0.1%.

Nuveen Investments

JPG

Performance

OVERVIEW

Nuveen Equity Premium and Growth Fund

  as of June 30, 2011

Fund Allocation (as a % of total net assets)3

2010-2011 Quarterly Distributions Per Share

Share Price Performance — Weekly Closing Price

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund's Performance Overview page.

1 Current Distribution Rate is based on the Fund's current annualized quarterly distribution divided by the Fund's current market price. The Fund's quarterly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a return of capital for tax purposes.

2 Other assets less liabilities.

3 Holdings are subject to change.

Fund Snapshot

Share Price	$13.27
Net Asset Value (NAV)	$14.50
Premium/(Discount) to NAV	-8.48%
Current Distribution Rate[1]	8.44%
Net Assets ($000)	$236,501

Average Annual Total Return

(Inception 11/22/05)

	On Share Price	On NAV
6-Month (Cumulative)	-0.16%	4.52%
1-Year	13.47%	22.09%
5-Year	3.57%	2.98%
Since Inception	1.59%	3.33%

Portfolio Composition3

(as a % of total common stocks)

Oil, Gas & Consumable Fuels	10.8%
Pharmaceuticals	7.3%
Diversified Financial Services	4.0%
Diversified Telecommunication Services	3.9%
Software	3.9%
Computers & Peripherals	3.5%
IT Services	3.4%
Machinery	3.0%
Energy Equipment & Services	2.9%
Specialty Retail	2.8%
Aerospace & Defense	2.8%
Semiconductors & Equipment	2.7%
Insurance	2.6%
Commercial Banks	2.5%
Industrial Conglomerates	2.5%
Chemicals	2.5%
Multi-Utilities	2.4%
Beverages	2.3%
Health Care Providers & Services	2.3%
Real Estate Investment Trust	2.2%
Communications Equipment	2.1%
Internet Software & Services	1.9%
Household Products	1.9%
Tobacco	1.9%
Media	1.9%
Other	20.0%

Nuveen Investments

JPZ

JSN

JLA

JPG

Shareholder MEETING REPORT

The annual meeting of shareholders was held in the offices of Nuveen Investments on May 6, 2011; at this meeting the shareholders were asked to vote on the election of Board Members.

	JPZ	JSN	JLA	JPG
	Common Shares	Common Shares	Common Shares	Common Shares
Approval of the Board Members was reached as follows:
John P. Amboian
For	34,082,494	57,772,610	23,137,198	15,370,667
Withhold	902,941	1,258,199	630,884	218,827
Total	34,985,435	59,030,809	23,768,082	15,589,494
David J. Kundert
For	34,068,560	57,723,070	23,120,982	15,366,645
Withhold	916,875	1,307,739	647,100	222,849
Total	34,985,435	59,030,809	23,768,082	15,589,494
Terence J. Toth
For	34,101,721	57,765,425	23,134,869	15,369,426
Withhold	883,714	1,265,384	633,213	220,068
Total	34,985,435	59,030,809	23,768,082	15,589,494

Nuveen Investments

JPZ

Nuveen Equity Premium Income Fund

Portfolio of INVESTMENTS

  June 30, 2011 (Unaudited)

Shares	Description (1)	Value
	Common Stocks – 97.9%
	Aerospace & Defense – 2.5%
43,045	Boeing Company	$3,182,317
74,036	Honeywell International Inc.	4,411,805
29,605	Raytheon Company	1,475,809
47,624	United Technologies Corporation	4,215,200
	Total Aerospace & Defense	13,285,131
	Air Freight & Logistics – 0.8%
55,663	United Parcel Service, Inc., Class B	4,059,503
	Airlines – 0.1%
37,484	AMR Corporation, (2)	202,414
3,957	United Continental Holdings Inc., (2)	89,547
	Total Airlines	291,961
	Auto Components – 0.1%
30,296	Cooper Tire & Rubber	599,558
	Automobiles – 0.8%
195,811	Ford Motor Company, (2)	2,700,234
37,905	Harley-Davidson, Inc.	1,552,968
	Total Automobiles	4,253,202
	Beverages – 2.4%
104,562	Coca-Cola Company	7,035,977
76,815	PepsiCo, Inc.	5,410,080
	Total Beverages	12,446,057
	Biotechnology – 0.9%
41,504	Amgen Inc., (2)	2,421,758
18,099	Celgene Corporation, (2)	1,091,732
23,687	Gilead Sciences, Inc., (2)	980,879
	Total Biotechnology	4,494,369
	Building Products – 0.1%
42,748	Masco Corporation	514,258
	Capital Markets – 1.8%
109,476	Charles Schwab Corporation	1,800,880
9,291	Goldman Sachs Group, Inc.	1,236,539
48,534	Jefferies Group, Inc.	990,094
40,593	Legg Mason, Inc.	1,329,827
113,376	Morgan Stanley	2,608,782
38,635	Waddell & Reed Financial, Inc., Class A	1,404,382
	Total Capital Markets	9,370,504

Nuveen Investments

JPZ

Nuveen Equity Premium Income Fund (continued)

Portfolio of INVESTMENTS June 30, 2011 (Unaudited)

Shares	Description (1)	Value
	Chemicals – 2.3%
47,248	Dow Chemical Company	$1,700,928
61,358	E.I. Du Pont de Nemours and Company	3,316,400
24,527	Eastman Chemical Company	2,503,471
22,053	Monsanto Company	1,599,725
16,700	NL Industries Inc.	306,612
53,293	Olin Corporation	1,207,619
60,403	RPM International, Inc.	1,390,477
	Total Chemicals	12,025,232
	Commercial Banks – 2.8%
33,724	Comerica Incorporated	1,165,839
22,855	HSBC Holdings PLC, Sponsored ADR	1,134,065
6,525	PNC Financial Services Group, Inc.	388,955
2,869	Toronto-Dominion Bank	243,578
171,091	U.S. Bancorp	4,364,531
252,313	Wells Fargo & Company	7,079,903
	Total Commercial Banks	14,376,871
	Commercial Services & Supplies – 0.8%
3,177	Avery Dennison Corporation	122,728
56,149	Deluxe Corporation	1,387,442
40,642	Pitney Bowes Inc.	934,360
16,031	R.R. Donnelley & Sons Company	314,368
24,100	Standard Register Company	75,915
39,903	Waste Management, Inc.	1,487,185
	Total Commercial Services & Supplies	4,321,998
	Communications Equipment – 2.0%
14,156	ADTRAN, Inc.	547,979
3,408	Ciena Corporation, (2)	62,639
234,237	Cisco Systems, Inc.	3,656,440
11,034	JDS Uniphase Corporation, (2)	183,826
21,878	Motorola Mobility Holdings Inc., (2)	482,191
28,890	Motorola Solutions Inc.	1,330,096
73,002	QUALCOMM, Inc.	4,145,784
	Total Communications Equipment	10,408,955
	Computers & Peripherals – 3.1%
34,840	Apple, Inc., (2)	11,694,742
67,332	Dell Inc., (2)	1,122,424
119,293	EMC Corporation, (2)	3,286,522
	Total Computers & Peripherals	16,103,688
	Consumer Finance – 0.2%
36,733	Discover Financial Services	982,608
	Containers & Packaging – 0.3%
43,759	Packaging Corp. of America	1,224,814
5,718	Sonoco Products Company	203,218
	Total Containers & Packaging	1,428,032
	Distributors – 0.4%
35,933	Genuine Parts Company	1,954,755
	Diversified Consumer Services – 0.1%
7,623	Apollo Group, Inc., Class A, (2)	332,973

Nuveen Investments

Shares	Description (1)	Value
	Diversified Financial Services – 3.8%
431,400	Bank of America Corporation	$4,728,144
59,984	Citigroup Inc.	2,497,734
6,790	CME Group, Inc.	1,979,896
221,884	JP Morgan Chase & Co.	9,083,931
47,644	New York Stock Exchange Euronext	1,632,760
	Total Diversified Financial Services	19,922,465
	Diversified Telecommunication Services – 4.1%
369,433	AT&T Inc.	11,603,890
21,268	CenturyLink Inc.	859,865
250,097	Frontier Communications Corporation	2,018,283
171,164	Verizon Communications Inc.	6,372,436
18,198	Windstream Corporation	235,846
	Total Diversified Telecommunication Services	21,090,320
	Electric Utilities – 1.6%
3,600	DPL Inc.	108,576
117,418	Duke Energy Corporation	2,210,981
7,571	Exelon Corporation	324,342
27,323	Great Plains Energy Incorporated	566,406
80,800	Pepco Holdings, Inc.	1,586,104
29,370	Progress Energy, Inc.	1,410,054
49,446	Southern Company	1,996,629
	Total Electric Utilities	8,203,092
	Electrical Equipment – 0.9%
56,514	Emerson Electric Company	3,178,913
14,553	Rockwell Automation, Inc.	1,262,618
	Total Electrical Equipment	4,441,531
	Electronic Equipment & Instruments – 0.4%
118,215	Corning Incorporated	2,145,602
	Energy Equipment & Services – 2.7%
6,964	Diamond Offshore Drilling, Inc.	490,335
18,452	ENSCO International PLC, Sponsored ADR	983,492
94,619	Halliburton Company	4,825,569
7,759	Patterson-UTI Energy, Inc.	245,262
77,647	Schlumberger Limited	6,708,701
16,157	Tidewater Inc.	869,408
	Total Energy Equipment & Services	14,122,767
	Food & Staples Retailing – 1.5%
78,752	CVS Caremark Corporation	2,959,500
38,696	SUPERVALU INC.	364,129
89,624	Wal-Mart Stores, Inc.	4,762,619
	Total Food & Staples Retailing	8,086,248
	Food Products – 1.1%
138,885	Kraft Foods Inc., Class A	4,892,919
57,000	Sara Lee Corporation	1,082,430
	Total Food Products	5,975,349

Nuveen Investments

JPZ

Nuveen Equity Premium Income Fund (continued)

Portfolio of INVESTMENTS June 30, 2011 (Unaudited)

Shares	Description (1)	Value
	Gas Utilities – 1.2%
14,837	AGL Resources Inc.	$604,014
28,666	Atmos Energy Corporation	953,145
22,995	National Fuel Gas Company	1,674,036
25,417	Nicor Inc.	1,391,327
23,291	ONEOK, Inc.	1,723,767
	Total Gas Utilities	6,346,289
	Health Care Equipment & Supplies – 0.8%
4,460	Hologic Inc., (2)	89,958
3,518	Intuitive Surgical, Inc., (2)	1,309,083
70,006	Medtronic, Inc.	2,697,331
	Total Health Care Equipment & Supplies	4,096,372
	Health Care Providers & Services – 2.2%
6,901	Brookdale Senior Living Inc., (2)	167,349
15,450	Coventry Health Care, Inc., (2)	563,462
35,037	Express Scripts, Inc., (2)	1,891,297
1,116	Henry Schein Inc., (2)	79,894
39,267	Kindred Healthcare Inc., (2)	843,062
30,795	Medco Health Solutions, Inc., (2)	1,740,533
81,792	UnitedHealth Group Incorporated	4,218,831
25,221	Wellpoint Inc.	1,986,658
	Total Health Care Providers & Services	11,491,086
	Health Care Technology – 0.0%
114	Cerner Corporation, (2)	6,967
	Hotels, Restaurants & Leisure – 1.3%
17,800	Carnival Corporation	669,814
42,761	International Game Technology	751,738
2,272	Interval Leisure Group Inc., (2)	31,104
65,173	McDonald's Corporation	5,495,387
	Total Hotels, Restaurants & Leisure	6,948,043
	Household Durables – 0.8%
9,688	Garmin Limited	319,995
64,653	Newell Rubbermaid Inc.	1,020,224
22,404	Tupperware Corporation	1,511,150
13,735	Whirlpool Corporation	1,116,930
	Total Household Durables	3,968,299
	Household Products – 1.8%
17,806	Colgate-Palmolive Company	1,556,422
9,545	Kimberly-Clark Corporation	635,315
111,556	Procter & Gamble Company	7,091,615
	Total Household Products	9,283,352
	Industrial Conglomerates – 2.6%
21,942	3M Co.	2,081,199
602,889	General Electric Company	11,370,486
57	Siemens AG, Sponsored ADR	7,839
	Total Industrial Conglomerates	13,459,524

Nuveen Investments

Shares	Description (1)	Value
	Insurance – 2.3%
53,219	Allstate Corporation	$1,624,776
11,874	Arthur J. Gallagher & Co.	338,884
46,985	Fidelity National Title Group Inc., Class A	739,544
26,683	Hartford Financial Services Group, Inc.	703,631
72,716	Lincoln National Corporation	2,071,679
72,500	Marsh & McLennan Companies, Inc.	2,261,275
41,050	Travelers Companies, Inc.	2,396,499
52,700	Unitrin, Inc.	1,563,609
	Total Insurance	11,699,897
	Internet & Catalog Retail – 0.9%
15,029	Amazon.com, Inc., (2)	3,073,280
3,103	HSN, Inc., (2)	102,151
2,786	Priceline.com Incorporated, (2)	1,426,237
	Total Internet & Catalog Retail	4,601,668
	Internet Software & Services – 1.8%
10,937	Akamai Technologies, Inc., (2)	344,187
54,590	eBay Inc., (2)	1,761,619
10,444	Google Inc., Class A, (2)	5,288,633
44,605	United Online, Inc.	268,968
5,616	ValueClick, Inc., (2)	93,226
10,122	VeriSign, Inc.	338,682
72,091	Yahoo! Inc., (2)	1,084,249
	Total Internet Software & Services	9,179,564
	IT Services – 3.3%
34,420	Automatic Data Processing, Inc.	1,813,246
17,199	Cognizant Technology Solutions Corporation, Class A, (2)	1,261,375
32,696	Fidelity National Information Services	1,006,710
52,863	International Business Machines Corporation (IBM)	9,068,648
3,197	Lender Processing Services Inc.	66,849
6,331	MasterCard, Inc.	1,907,784
37,571	Paychex, Inc.	1,154,181
9,906	Visa Inc.	834,680
	Total IT Services	17,113,473
	Leisure Equipment & Products – 0.3%
39,513	Eastman Kodak Company, (2)	141,457
11,848	Polaris Industries Inc.	1,317,142
	Total Leisure Equipment & Products	1,458,599
	Machinery – 2.9%
27,218	Caterpillar Inc.	2,897,628
21,029	Cummins Inc.	2,176,291
20,249	Deere & Company	1,669,530
13,600	Graco Inc.	688,976
4,107	Ingersoll Rand Company Limited, Class A	186,499
16,893	Parker Hannifin Corporation	1,515,978
11,767	Snap-on Incorporated	735,202
25,530	SPX Corporation	2,110,310
31,571	Stanley Black & Decker Inc.	2,274,691
12,000	Timken Company	604,800
	Total Machinery	14,859,905

Nuveen Investments

JPZ

Nuveen Equity Premium Income Fund (continued)

Portfolio of INVESTMENTS June 30, 2011 (Unaudited)

Shares	Description (1)	Value
	Media – 2.4%
60,282	CBS Corporation, Class B	$1,717,434
111,049	Comcast Corporation, Class A	2,813,982
39,613	New York Times, Class A, (2)	345,425
35,396	Omnicom Group, Inc.	1,704,671
114,479	Regal Entertainment Group, Class A	1,413,816
116,789	Walt Disney Company	4,559,443
	Total Media	12,554,771
	Metals & Mining – 0.9%
73,484	Alcoa Inc.	1,165,456
15,746	Freeport-McMoRan Copper & Gold, Inc.	832,963
3,526	Newmont Mining Corporation	190,298
27,262	Nucor Corporation	1,123,740
35,874	Southern Copper Corporation	1,179,178
	Total Metals & Mining	4,491,635
	Multiline Retail – 1.1%
10	Dollar Tree Stores Inc., (2)	666
4,000	Family Dollar Stores, Inc.	210,240
41,402	Macy's, Inc.	1,210,594
43,705	Nordstrom, Inc.	2,051,513
8,076	Sears Holding Corporation, (2)	576,949
39,261	Target Corporation	1,841,734
	Total Multiline Retail	5,891,696
	Multi-Utilities – 2.1%
40,360	Ameren Corporation	1,163,982
31,482	Consolidated Edison, Inc.	1,676,102
71,595	Integrys Energy Group, Inc.	3,711,485
15,861	Northwestern Corporation	525,158
29,588	OGE Energy Corp.	1,488,868
66,981	Public Service Enterprise Group Incorporated	2,186,260
	Total Multi-Utilities	10,751,855
	Oil, Gas & Consumable Fuels – 10.0%
9,051	Cenovus Energy Inc.	340,861
103,947	Chevron Corporation	10,689,908
87,085	ConocoPhillips	6,547,921
42,389	CONSOL Energy Inc.	2,055,019
27,271	Continental Resources Inc., (2)	1,770,161
9,051	EnCana Corporation	278,680
32,690	EOG Resources, Inc.	3,417,740
235,849	Exxon Mobil Corporation	19,193,390
46,328	Occidental Petroleum Corporation	4,819,965
9,397	Total SA, Sponsored ADR	543,522
81,049	Valero Energy Corporation	2,072,423
	Total Oil, Gas & Consumable Fuels	51,729,590
	Pharmaceuticals – 7.0%
95,715	Abbott Laboratories	5,036,523
135,808	Bristol-Myers Squibb Company	3,933,000
61,545	Eli Lilly and Company	2,309,784
129,853	Johnson & Johnson	8,637,822
180,077	Merck & Company Inc.	6,354,917
448,586	Pfizer Inc.	9,240,872
14,222	Sanofi-Aventis, Sponsored ADR	571,298
	Total Pharmaceuticals	36,084,216

Nuveen Investments

Shares	Description (1)	Value
	Professional Services – 0.1%
3,665	Manpower Inc.	$196,627
20,209	Resources Connection, Inc.	243,316
	Total Professional Services	439,943
	Real Estate Investment Trust – 2.6%
67,906	Annaly Capital Management Inc.	1,225,024
46,493	Brandywine Realty Trust	538,854
54,183	CapLease Inc.	266,039
29,228	CommonWealth REIT	755,252
24,662	Health Care REIT, Inc.	1,293,029
49,625	Healthcare Realty Trust, Inc.	1,023,764
45,684	Hospitality Properties Trust	1,107,837
88,469	Lexington Corporate Properties Trust	807,722
30,821	Liberty Property Trust	1,004,148
17,263	Medical Properties Trust Inc.	198,525
28,311	MFA Mortgage Investments, Inc.	227,620
35,994	Nationwide Health Properties, Inc.	1,490,512
30,300	Senior Housing Properties Trust	709,323
11,215	Sun Communities Inc.	418,432
61,650	U-Store-It Trust	648,558
71,406	Weyerhaeuser Company	1,560,935
	Total Real Estate Investment Trust	13,275,574
	Road & Rail – 0.7%
14,565	Norfolk Southern Corporation	1,091,355
22,275	Union Pacific Corporation	2,325,510
	Total Road & Rail	3,416,865
	Semiconductors & Equipment – 2.5%
27,457	Analog Devices, Inc.	1,074,667
96,369	Applied Materials, Inc.	1,253,761
21,444	Broadcom Corporation, Class A	721,376
276,007	Intel Corporation	6,116,315
12,846	Intersil Holding Corporation, Class A	165,071
3,087	Lam Research Corporation, (2)	136,692
20,476	Microchip Technology Incorporated	776,245
24,800	National Semiconductor Corporation	610,328
27,856	NVIDIA Corporation, (2)	443,885
46,579	Texas Instruments Incorporated	1,529,189
	Total Semiconductors & Equipment	12,827,529
	Software – 3.6%
23,572	Adobe Systems Incorporated, (2)	741,339
18,599	Autodesk, Inc., (2)	717,921
365,455	Microsoft Corporation	9,501,830
184,533	Oracle Corporation	6,072,981
9,475	Salesforce.com, Inc., (2)	1,411,586
	Total Software	18,445,657
	Specialty Retail – 2.4%
23,495	Abercrombie & Fitch Co., Class A	1,572,285
46,762	American Eagle Outfitters, Inc.	596,216
27,081	Best Buy Co., Inc.	850,614
98,969	Home Depot, Inc.	3,584,657
43,580	Limited Brands, Inc.	1,675,651
81,590	Lowe's Companies, Inc.	1,901,863
236	Ross Stores, Inc.	18,908

Nuveen Investments

JPZ

Nuveen Equity Premium Income Fund (continued)

Portfolio of INVESTMENTS June 30, 2011 (Unaudited)

Shares	Description (1)	Value
	Specialty Retail (continued)
13,465	Tiffany & Co.	$1,057,272
21,015	TJX Companies, Inc.	1,103,918
	Total Specialty Retail	12,361,384
	Textiles, Apparel & Luxury Goods – 0.4%
7,159	Cherokee Inc.	122,848
17,298	VF Corporation	1,877,871
	Total Textiles, Apparel & Luxury Goods	2,000,719
	Thrifts & Mortgage Finance – 0.3%
36,703	Hudson City Bancorp, Inc.	300,598
60,610	New York Community Bancorp Inc.	908,544
38,788	TrustCo Bank Corporation NY	190,061
	Total Thrifts & Mortgage Finance	1,399,203
	Tobacco – 2.0%
128,746	Altria Group, Inc.	3,400,182
90,579	Philip Morris International	6,047,960
21,468	Reynolds American Inc.	795,389
1	Vector Group Ltd.	18
	Total Tobacco	10,243,549
	Wireless Telecommunication Services – 0.0%
5,500	USA Mobility Inc.	83,930
	Total Common Stocks (cost $415,711,876)	505,748,183

Principal Amount (000)	Description	Coupon	Maturity	Value
	Short-Term Investments – 6.9%
$35,715	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/11, repurchase price	0.010%	7/01/11	$35,715,353
	$35,715,363, collateralized by $6,245,000 U.S. Treasury Notes, 0.625%, due 1/31/13, value $6,284,031,
	and $30,000,000 U.S. Treasury Notes, 0.625%, due 2/28/13, value $30,150,000
	Total Short-Term Investments (cost $35,715,353)			35,715,353
	Total Investments (cost $451,427,229) – 104.8%			541,463,536
	Other Assets Less Liabilities – (4.8)% (5)			(24,617,307)
	Net Assets – 100%			$516,846,229

Nuveen Investments

Investments in Derivatives

Call Options Written at June 30, 2011:

Number of Contracts	Type	Notional Amount (3)	Expiration Date	Strike Price	Value
	Call Options Written – (3.1)% (4)
(479)	S&P 500 INDEX	$(60,593,500)	7/16/11	1,265	$(2,756,645)
(473)	S&P 500 INDEX	(60,307,500)	7/16/11	1,275	(2,289,320)
(455)	S&P 500 INDEX	(59,150,000)	7/16/11	1,300	(1,242,150)
(488)	S&P 500 INDEX	(64,660,000)	7/16/11	1,325	(531,920)
(505)	S&P 500 INDEX	(64,387,500)	8/20/11	1,275	(2,926,475)
(478)	S&P 500 INDEX	(61,423,000)	8/20/11	1,285	(2,401,950)
(461)	S&P 500 INDEX	(59,930,000)	8/20/11	1,300	(1,823,255)
(475)	S&P 500 INDEX	(61,750,000)	9/17/11	1,300	(2,249,125)
(3,814)	Total Call Options Written (premiums received $13,822,570)	$(492,201,500)			$(16,220,840)

    For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

  (1)  All percentages in the Portfolio of Investments are based on net assets.

  (2)  Non-income producing; issuer has not declared a dividend within the past twelve months.

  (3)  For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

  (4)  The Fund may designate up to 100% of its common stock investments to cover outstanding call options written.

  (5)  Other Assets Less Liabilities includes the Value of derivative instruments as noted in the Investments in Derivatives.

  ADR  American Depositary Receipt.

See accompanying notes to financial statements.

Nuveen Investments

JSN

Nuveen Equity Premium Opportunity Fund

Portfolio of INVESTMENTS

  June 30, 2011 (Unaudited)

Shares	Description (1)	Value
	Common Stocks – 99.9%
	Aerospace & Defense – 1.8%
55,435	Boeing Company	$4,098,310
58,489	Honeywell International Inc.	3,485,360
5,228	Huntington Ingalls Industries Inc., (2)	180,366
21,464	Lockheed Martin Corporation	1,737,940
34,529	Northrop Grumman Corporation	2,394,586
32,796	Raytheon Company	1,634,881
32,442	United Technologies Corporation	2,871,441
	Total Aerospace & Defense	16,402,884
	Air Freight & Logistics – 0.9%
106,694	United Parcel Service, Inc., Class B	7,781,193
	Airlines – 0.1%
138,259	AMR Corporation, (2)	746,599
	Auto Components – 0.4%
127,177	Gentex Corporation	3,844,561
	Automobiles – 0.4%
168,773	Ford Motor Company, (2)	2,327,380
33,442	Harley-Davidson, Inc.	1,370,119
	Total Automobiles	3,697,499
	Beverages – 2.2%
153,332	Coca-Cola Company	10,317,710
128,840	PepsiCo, Inc.	9,074,201
	Total Beverages	19,391,911
	Biotechnology – 1.4%
106,815	Celgene Corporation, (2)	6,443,081
152,557	Gilead Sciences, Inc., (2)	6,317,385
	Total Biotechnology	12,760,466
	Capital Markets – 1.8%
159,239	Charles Schwab Corporation	2,619,482
48,725	Eaton Vance Corporation	1,472,957
29,329	Goldman Sachs Group, Inc.	3,903,397
43,099	Legg Mason, Inc.	1,411,923
129,834	Morgan Stanley	2,987,480
93,004	Waddell & Reed Financial, Inc., Class A	3,380,695
	Total Capital Markets	15,775,934
	Chemicals – 1.9%
53,576	Dow Chemical Company	1,928,736
49,591	E.I. Du Pont de Nemours and Company	2,680,394
35,463	Eastman Chemical Company	3,619,708
22,467	Lubrizol Corporation	3,016,644

Nuveen Investments

Shares	Description (1)	Value
	Chemicals (continued)
42,416	Monsanto Company	$3,076,857
2,617	Potash Corporation of Saskatchewan	149,143
103,452	RPM International, Inc.	2,381,465
	Total Chemicals	16,852,947
	Commercial Banks – 2.1%
65,480	Fifth Third Bancorp.	834,870
86,613	First Horizon National Corporation	826,288
2,289	HSBC Holdings PLC, Sponsored ADR	113,580
6	Lloyds Banking Group PLC, Sponsored ADR, (2)	19
43,429	Toronto-Dominion Bank	3,687,122
197,603	U.S. Bancorp	5,040,853
293,001	Wells Fargo & Company	8,221,608
	Total Commercial Banks	18,724,340
	Commercial Services & Supplies – 0.7%
81,168	Deluxe Corporation	2,005,661
49,936	R.R. Donnelley & Sons Company	979,245
77,545	Waste Management, Inc.	2,890,102
	Total Commercial Services & Supplies	5,875,008
	Communications Equipment – 3.9%
49,954	ADTRAN, Inc.	1,933,719
13,861	Aviat Networks Inc., (2)	54,612
608,076	Cisco Systems, Inc.	9,492,066
41,824	Harris Corporation	1,884,589
2,683	Motorola Mobility Holdings Inc., (2)	59,133
11,914	Motorola Solutions Inc.	548,521
328,059	QUALCOMM, Inc.	18,630,471
60,051	Research In Motion Limited, (2)	1,732,471
	Total Communications Equipment	34,335,582
	Computers & Peripherals – 7.9%
167,062	Apple, Inc., (2)	56,077,705
155,158	Dell Inc., (2)	2,586,484
157,114	EMC Corporation, (2)	4,328,491
125,310	Hewlett-Packard Company	4,561,284
53,163	NetApp Inc., (2)	2,805,943
	Total Computers & Peripherals	70,359,907
	Consumer Finance – 0.8%
69,503	American Express Company	3,593,305
72,637	Discover Financial Services	1,943,040
77,393	SLM Corporation	1,300,976
	Total Consumer Finance	6,837,321
	Containers & Packaging – 0.5%
78,989	Packaging Corp. of America	2,210,902
50,628	Sonoco Products Company	1,799,319
	Total Containers & Packaging	4,010,221
	Distributors – 0.3%
55,680	Genuine Parts Company	3,028,992
	Diversified Consumer Services – 0.1%
35,953	Hillenbrand Inc.	850,288

Nuveen Investments

JSN

Nuveen Equity Premium Opportunity Fund (continued)

Portfolio of INVESTMENTS June 30, 2011 (Unaudited)

Shares	Description (1)	Value
	Diversified Financial Services – 2.9%
559,959	Bank of America Corporation	$6,137,151
96,477	Citigroup Inc.	4,017,302
11,226	CME Group, Inc.	3,273,389
110,655	ING Groep N.V, Sponsored ADR, (2)	1,368,802
267,870	JP Morgan Chase & Co.	10,966,598
	Total Diversified Financial Services	25,763,242
	Diversified Telecommunication Services – 2.7%
518,103	AT&T Inc.	16,273,615
44,021	Frontier Communications Corporation	355,249
190,640	Verizon Communications Inc.	7,097,527
	Total Diversified Telecommunication Services	23,726,391
	Electric Utilities – 1.4%
128,436	Companhia Energetica de Minas Gerais, Sponsored ADR	2,650,919
193,791	Duke Energy Corporation	3,649,085
112,676	Great Plains Energy Incorporated	2,335,773
129,707	Pepco Holdings, Inc.	2,546,148
25,438	Pinnacle West Capital Corporation	1,134,026
	Total Electric Utilities	12,315,951
	Electrical Equipment – 1.5%
23,275	Cooper Industries Inc.	1,388,819
69,498	Emerson Electric Company	3,909,263
11,240	Hubbell Incorporated, Class B	730,038
31,575	Rockwell Automation, Inc.	2,739,447
49,398	Roper Industries Inc.	4,114,853
	Total Electrical Equipment	12,882,420
	Electronic Equipment & Instruments – 0.3%
131,698	Corning Incorporated	2,390,319
	Energy Equipment & Services – 2.3%
25,308	Diamond Offshore Drilling, Inc.	1,781,936
36,079	ENSCO International PLC, Sponsored ADR	1,923,011
139,359	Halliburton Company	7,107,309
54,107	Patterson-UTI Energy, Inc.	1,710,322
77,123	Schlumberger Limited	6,663,427
17,510	Tidewater Inc.	942,213
	Total Energy Equipment & Services	20,128,218
	Food & Staples Retailing – 1.9%
102,543	CVS Caremark Corporation	3,853,566
82,219	Kroger Co.	2,039,031
38,974	SUPERVALU INC.	366,745
64,547	Walgreen Co.	2,740,666
154,012	Wal-Mart Stores, Inc.	8,184,198
	Total Food & Staples Retailing	17,184,206
	Food Products – 0.8%
148,933	Kraft Foods Inc., Class A	5,246,910
109,395	Sara Lee Corporation	2,077,411
	Total Food Products	7,324,321

Nuveen Investments

Shares	Description (1)	Value
	Gas Utilities – 1.9%
23,164	AGL Resources Inc.	$943,006
100,700	Atmos Energy Corporation	3,348,275
75,051	National Fuel Gas Company	5,463,713
62,725	Nicor Inc.	3,433,567
49,805	ONEOK, Inc.	3,686,068
	Total Gas Utilities	16,874,629
	Health Care Equipment & Supplies – 1.6%
65,107	Baxter International, Inc.	3,886,237
36,821	Hill Rom Holdings Inc.	1,695,239
106,091	Hologic Inc., (2)	2,139,855
12,205	Intuitive Surgical, Inc., (2)	4,541,603
55,838	Medtronic, Inc.	2,151,438
	Total Health Care Equipment & Supplies	14,414,372
	Health Care Providers & Services – 2.1%
39,994	Aetna Inc.	1,763,335
62,293	Brookdale Senior Living Inc., (2)	1,510,605
27,564	Coventry Health Care, Inc., (2)	1,005,259
125,773	Express Scripts, Inc., (2)	6,789,227
90,568	UnitedHealth Group Incorporated	4,671,497
42,124	Wellpoint Inc.	3,318,107
	Total Health Care Providers & Services	19,058,030
	Hotels, Restaurants & Leisure – 1.7%
51,390	International Game Technology	903,436
1,237	Las Vegas Sands, (2)	52,214
107,409	McDonald's Corporation	9,056,727
21,179	Starwood Hotels & Resorts Worldwide, Inc.	1,186,871
28,492	Wynn Resorts Ltd	4,089,742
	Total Hotels, Restaurants & Leisure	15,288,990
	Household Durables – 0.4%
97,917	KB Home	957,628
54,753	Newell Rubbermaid Inc.	864,002
19,851	Whirlpool Corporation	1,614,283
	Total Household Durables	3,435,913
	Household Products – 1.4%
37,780	Colgate-Palmolive Company	3,302,350
151,333	Procter & Gamble Company	9,620,239
	Total Household Products	12,922,589
	Industrial Conglomerates – 1.6%
21,069	3M Co.	1,998,395
654,736	General Electric Company	12,348,321
	Total Industrial Conglomerates	14,346,716
	Insurance – 1.4%
69,792	Allstate Corporation	2,130,750
10,390	American International Group, (2)	304,635
26,066	Arthur J. Gallagher & Co.	743,924
92,800	CNO Financial Group Inc., (2)	734,048
189,397	Fidelity National Title Group Inc., Class A	2,981,109
50,700	Genworth Financial Inc., Class A, (2)	521,196
13,651	Hartford Financial Services Group, Inc.	359,977

Nuveen Investments

JSN

Nuveen Equity Premium Opportunity Fund (continued)

Portfolio of INVESTMENTS June 30, 2011 (Unaudited)

Shares	Description (1)	Value
	Insurance (continued)
35,717	Lincoln National Corporation	$1,017,577
103,489	Marsh & McLennan Companies, Inc.	3,227,822
13,952	Unitrin, Inc.	413,956
	Total Insurance	12,434,994
	Internet & Catalog Retail – 1.4%
59,852	Amazon.com, Inc., (2)	12,239,135
13,070	HSN, Inc., (2)	430,264
	Total Internet & Catalog Retail	12,669,399
	Internet Software & Services – 4.1%
39,603	Akamai Technologies, Inc., (2)	1,246,306
35,740	Baidu.com, Inc., Sponsored ADR, (2)	5,008,246
58,343	Earthlink, Inc.	448,949
199,069	eBay Inc., (2)	6,423,957
34,784	Google Inc., Class A, (2)	17,613,922
22,576	IAC/InterActiveCorp., (2)	861,726
30,343	United Online, Inc.	182,968
83,134	VeriSign, Inc.	2,781,664
152,916	Yahoo! Inc., (2)	2,299,857
	Total Internet Software & Services	36,867,595
	IT Services – 2.8%
113,754	Automatic Data Processing, Inc.	5,992,561
61,069	Fidelity National Information Services	1,880,315
78,819	International Business Machines Corporation (IBM)	13,521,399
14,762	Lender Processing Services Inc.	308,673
108,876	Paychex, Inc.	3,344,671
	Total IT Services	25,047,619
	Leisure Equipment & Products – 0.4%
77,138	Mattel, Inc.	2,120,524
14,833	Polaris Industries Inc.	1,648,985
	Total Leisure Equipment & Products	3,769,509
	Machinery – 2.3%
34,885	Caterpillar Inc.	3,713,857
14,525	Deere & Company	1,197,586
43,913	Graco Inc.	2,224,633
27,670	Joy Global Inc.	2,635,291
53,447	SPX Corporation	4,417,929
40,513	Stanley Black & Decker Inc.	2,918,962
67,275	Timken Company	3,390,660
	Total Machinery	20,498,918
	Media – 3.4%
322,788	Comcast Corporation, Special Class A	7,821,153
97,817	New York Times, Class A, (2)	852,964
309,975	News Corporation, Class A	5,486,558
58,689	Omnicom Group, Inc.	2,826,462
118,487	Regal Entertainment Group, Class A	1,463,314
355,542	Sirius XM Radio Inc., (2)	778,637
44,293	Viacom Inc., Class B	2,258,943
188,861	Walt Disney Company	7,373,133
149,513	Warner Music Group Corporation, (2)	1,228,997
	Total Media	30,090,161

Nuveen Investments

Shares	Description (1)	Value
	Metals & Mining – 0.9%
74,680	Alcoa Inc.	$1,184,425
6,261	Barrick Gold Corporation	283,561
40,405	Freeport-McMoRan Copper & Gold, Inc.	2,137,425
78,900	Hecla Mining Company, (2)	606,741
110,872	Southern Copper Corporation	3,644,363
	Total Metals & Mining	7,856,515
	Multiline Retail – 1.2%
63,332	Macy's, Inc.	1,851,828
54,585	Nordstrom, Inc.	2,562,220
35,573	Sears Holding Corporation, (2)	2,541,335
78,189	Target Corporation	3,667,846
	Total Multiline Retail	10,623,229
	Multi-Utilities – 0.9%
62,041	Ameren Corporation	1,789,262
57,468	OGE Energy Corp.	2,891,790
97,043	Public Service Enterprise Group Incorporated	3,167,484
	Total Multi-Utilities	7,848,536
	Oil, Gas & Consumable Fuels – 7.1%
140,047	Chevron Corporation	14,402,433
2,747	CNOOC Limited, Sponsored ADR	648,100
116,652	ConocoPhillips	8,771,064
358,957	Exxon Mobil Corporation	29,211,921
24,173	Hess Corporation	1,807,173
58,407	Occidental Petroleum Corporation	6,076,664
3,274	PetroChina Company Limited, Sponsored ADR	478,102
8,201	Royal Dutch Shell PLC, Class A, Sponsored ADR	583,337
40,039	SandRidge Energy Inc., (2)	426,816
39,133	StatoilHydro ASA, Sponsored ADR	995,935
558	Suncor Energy, Inc.	21,818
	Total Oil, Gas & Consumable Fuels	63,423,363
	Pharmaceuticals – 5.8%
147,092	Abbott Laboratories	7,739,981
148,380	Bristol-Myers Squibb Company	4,297,085
89,491	Eli Lilly and Company	3,358,597
13,432	GlaxoSmithKline PLC, Sponsored ADR	576,233
191,724	Johnson & Johnson	12,753,480
270,798	Merck & Company Inc.	9,556,461
658,432	Pfizer Inc.	13,563,699
	Total Pharmaceuticals	51,845,536
	Professional Services – 0.4%
56,869	Manpower Inc.	3,051,022
66,137	Resources Connection, Inc.	796,289
	Total Professional Services	3,847,311
	Real Estate Investment Trust – 1.6%
66,093	Apartment Investment & Management Company, Class A	1,687,354
69,975	Brandywine Realty Trust	811,010
34,687	CBL & Associates Properties Inc.	628,875
114,294	DCT Industrial Trust Inc.	597,758
49,733	Health Care REIT, Inc.	2,607,501
100,726	Lexington Corporate Properties Trust	919,628
46,608	Liberty Property Trust	1,518,489

Nuveen Investments

JSN

Nuveen Equity Premium Opportunity Fund (continued)

Portfolio of INVESTMENTS June 30, 2011 (Unaudited)

Shares	Description (1)	Value
	Real Estate Investment Trust (continued)
105,344	Nationwide Health Properties, Inc.	$4,362,295
129,993	U-Store-It Trust	1,367,526
	Total Real Estate Investment Trust	14,500,436
	Road & Rail – 0.5%
4,035	Dollas Thrifty Automotive Group Inc., (2)	297,541
41,968	Union Pacific Corporation	4,381,459
	Total Road & Rail	4,679,000
	Semiconductors & Equipment – 3.8%
88,865	Altera Corporation	4,118,893
74,829	Analog Devices, Inc.	2,928,807
103,217	Broadcom Corporation, Class A	3,472,220
9,350	First Solar Inc., (2)	1,236,725
579,674	Intel Corporation	12,845,576
26,060	Intersil Holding Corporation, Class A	334,871
78,287	Linear Technology Corporation	2,585,037
109,468	National Semiconductor Corporation	2,694,007
121,022	Texas Instruments Incorporated	3,973,152
	Total Semiconductors & Equipment	34,189,288
	Software – 6.3%
296,620	Activision Blizzard Inc.	3,464,522
154,969	Adobe Systems Incorporated, (2)	4,873,775
79,219	Autodesk, Inc., (2)	3,057,853
970,861	Microsoft Corporation	25,242,386
600,395	Oracle Corporation	19,758,999
	Total Software	56,397,535
	Specialty Retail – 2.0%
20,823	Abercrombie & Fitch Co., Class A	1,393,475
59,432	American Eagle Outfitters, Inc.	757,758
51,495	Best Buy Co., Inc.	1,617,458
70,360	CarMax, Inc., (2)	2,326,805
79,661	Gap, Inc.	1,441,864
118,879	Home Depot, Inc.	4,305,797
94,934	Limited Brands, Inc.	3,650,212
118,515	Lowe's Companies, Inc.	2,762,585
	Total Specialty Retail	18,255,954
	Thrifts & Mortgage Finance – 0.3%
40,800	MGIC Investment Corporation, (2)	242,760
180,604	New York Community Bancorp Inc.	2,707,254
	Total Thrifts & Mortgage Finance	2,950,014
	Tobacco – 1.3%
21,988	Altria Group, Inc.	580,703
147,699	Philip Morris International	9,861,862
36,132	Reynolds American Inc.	1,338,691
	Total Tobacco	11,781,256
	Wireless Telecommunication Services – 0.3%
27,792	China Mobile Hong Kong Limited, Sponsored ADR	1,300,110
161,500	Sprint Nextel Corporation, (2)	870,485
	Total Wireless Telecommunication Services	2,170,595
	Total Common Stocks (cost $681,355,490)	891,078,723

Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 5.0%
$45,233	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/11, repurchase price	0.010%	7/01/11	$45,233,097
	$45,233,110, collateralized by $45,125,000 U.S. Treasury Notes, 1.500%, due 12/31/13,
	value $46,140,313
	Total Short-Term Investments (cost $45,233,097)			45,233,097
	Total Investments (cost $726,588,587) – 104.9%			936,311,820
	Other Assets Less Liabilities – (4.9)% (5)			(44,061,868)
	Net Assets – 100%			$892,249,952

Investments in Derivatives

Call Options Written at June 30, 2011:

Number of Contracts	Type	Notional Amount (3)	Expiration Date	Strike Price	Value
	Call Options Written – (3.2)% (4)
(1,306)	MINI-NDX 100 INDEX	$(29,058,500)	7/16/11	$222.5	$(1,397,420)
(1,102)	MINI-NDX 100 INDEX	(24,795,000)	7/16/11	225.0	(928,435)
(1,529)	MINI-NDX 100 INDEX	(34,784,750)	7/16/11	227.5	(967,093)
(1,101)	MINI-NDX 100 INDEX	(25,323,000)	7/16/11	230.0	(445,905)
(1,316)	MINI-NDX 100 INDEX	(30,597,000)	7/16/11	232.5	(323,078)
(1,152)	MINI-NDX 100 INDEX	(25,632,000)	8/20/11	222.5	(1,437,120)
(839)	MINI-NDX 100 INDEX	(18,877,500)	8/20/11	225.0	(866,268)
(1,211)	MINI-NDX 100 INDEX	(27,550,250)	8/20/11	227.5	(1,026,322)
(627)	S&P 500 INDEX	(79,315,500)	7/16/11	1,265.0	(3,608,385)
(614)	S&P 500 INDEX	(78,285,000)	7/16/11	1,275.0	(2,971,760)
(608)	S&P 500 INDEX	(79,040,000)	7/16/11	1,300.0	(1,659,840)
(656)	S&P 500 INDEX	(86,920,000)	7/16/11	1,325.0	(715,040)
(654)	S&P 500 INDEX	(83,385,000)	8/20/11	1,275.0	(3,789,930)
(620)	S&P 500 INDEX	(79,670,000)	8/20/11	1,285.0	(3,115,500)
(634)	S&P 500 INDEX	(82,420,000)	8/20/11	1,300.0	(2,507,470)
(622)	S&P 500 INDEX	(80,860,000)	9/17/11	1,300.0	(2,945,170)
(14,591)	Total Call Options Written (premiums received $23,160,713)	$(866,513,500)			$(28,704,736)

    For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

  (1)  All percentages in the Portfolio of Investments are based on net assets.

  (2)  Non-income producing; issuer has not declared a dividend within the past twelve months.

  (3)  For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

  (4)  The Fund may designate up to 100% of its common stock investments to cover outstanding call options written.

  (5)  Other Assets Less Liabilities includes the Value of derivative instruments as noted in Investments in Derivatives

  ADR  American Depositary Receipt.

See accompanying notes to financial statements.

Nuveen Investments

JLA

Nuveen Equity Premium Advantage Fund

Portfolio of INVESTMENTS

  June 30, 2011 (Unaudited)

Shares	Description (1)	Value
	Common Stocks – 98.8%
	Aerospace & Defense – 1.3%
14,980	Boeing Company	$1,107,471
29,354	Honeywell International Inc.	1,749,205
19,850	United Technologies Corporation	1,756,924
	Total Aerospace & Defense	4,613,600
	Air Freight & Logistics – 1.0%
47,270	United Parcel Service, Inc., Class B	3,447,401
	Airlines – 0.3%
5,693	Delta Air Lines, Inc., (2)	52,205
27,885	Lan Airlines S.A., Sponsored ADR	795,280
26,363	Southwest Airlines Co.	301,065
	Total Airlines	1,148,550
	Auto Components – 0.5%
10,102	American Axle and Manufacturing Holdings Inc., (2)	114,961
28,366	Cooper Tire & Rubber	561,363
35,760	Gentex Corporation	1,081,025
	Total Auto Components	1,757,349
	Automobiles – 0.4%
51,547	Ford Motor Company, (2)	710,833
14,597	Harley-Davidson, Inc.	598,039
	Total Automobiles	1,308,872
	Beverages – 1.3%
41,011	Coca-Cola Company	2,759,630
26,085	PepsiCo, Inc.	1,837,167
	Total Beverages	4,596,797
	Biotechnology – 2.9%
39,420	Amgen Inc., (2)	2,300,157
65,264	Celgene Corporation, (2)	3,936,724
87,365	Gilead Sciences, Inc., (2)	3,617,785
14,383	Human Genome Sciences, Inc., (2)	352,959
	Total Biotechnology	10,207,625
	Capital Markets – 0.9%
15,156	Bank of New York Company, Inc.	388,297
46,966	Charles Schwab Corporation	772,591
7,871	Goldman Sachs Group, Inc.	1,047,551
19,032	Morgan Stanley	437,926
17,346	Waddell & Reed Financial, Inc., Class A	630,527
	Total Capital Markets	3,276,892

Nuveen Investments

Shares	Description (1)	Value
	Chemicals – 1.0%
30,982	Dow Chemical Company	$1,115,352
35,575	E.I. Du Pont de Nemours and Company	1,922,829
6,185	Monsanto Company	448,660
	Total Chemicals	3,486,841
	Commercial Banks – 1.4%
31,331	FirstMerit Corporation	517,275
9,487	Toronto-Dominion Bank	805,446
65,040	U.S. Bancorp	1,659,170
70,518	Wells Fargo & Company	1,978,735
	Total Commercial Banks	4,960,626
	Commercial Services & Supplies – 0.4%
29,414	Covanta Holding Corporation	485,037
13,828	Deluxe Corporation	341,690
26,895	R.R. Donnelley & Sons Company	527,411
	Total Commercial Services & Supplies	1,354,138
	Communications Equipment – 5.1%
6,820	Aviat Networks Inc., (2)	26,871
389,076	Cisco Systems, Inc.	6,073,476
17,501	Harris Corporation	788,595
167,854	QUALCOMM, Inc.	9,532,429
44,852	Research In Motion Limited, (2)	1,293,980
	Total Communications Equipment	17,715,351
	Computers & Peripherals – 9.1%
88,843	Apple, Inc., (2)	29,821,930
49,264	EMC Corporation, (2)	1,357,223
21,986	Hewlett-Packard Company	800,290
	Total Computers & Peripherals	31,979,443
	Consumer Finance – 0.5%
24,868	American Express Company	1,285,676
23,560	SLM Corporation	396,044
	Total Consumer Finance	1,681,720
	Containers & Packaging – 0.2%
19,780	Packaging Corp. of America	553,642
4,824	Sonoco Products Company	171,445
	Total Containers & Packaging	725,087
	Distributors – 0.0%
2,607	Genuine Parts Company	141,821
	Diversified Consumer Services – 0.3%
4,119	ITT Educational Services, Inc., (2)	322,271
63,150	Service Corporation International	737,592
	Total Diversified Consumer Services	1,059,863
	Diversified Financial Services – 1.8%
146,487	Bank of America Corporation	1,605,498
12,073	Citigroup Inc.	502,720
3,262	CME Group, Inc.	951,167
66,759	JP Morgan Chase & Co.	2,733,113
13,902	Moody's Corporation	533,142
	Total Diversified Financial Services	6,325,640

Nuveen Investments

JLA

Nuveen Equity Premium Advantage Fund (continued)

Portfolio of INVESTMENTS June 30, 2011 (Unaudited)

Shares	Description (1)	Value
	Diversified Telecommunication Services – 2.3%
137,927	AT&T Inc.	$4,332,287
20,606	Chunghwa Telecom Co., Ltd, Sponsored ADR	711,937
118,721	Frontier Communications Corporation	958,078
59,238	Verizon Communications Inc.	2,205,431
	Total Diversified Telecommunication Services	8,207,733
	Electric Utilities – 1.1%
86,906	Duke Energy Corporation	1,636,440
48,358	Great Plains Energy Incorporated	1,002,461
28,722	Pinnacle West Capital Corporation	1,280,427
	Total Electric Utilities	3,919,328
	Electrical Equipment – 1.6%
14,543	Cooper Industries Inc.	867,781
29,749	Emerson Electric Company	1,673,381
11,238	Hubbell Incorporated, Class B	729,908
14,562	Rockwell Automation, Inc.	1,263,399
13,012	Roper Industries Inc.	1,083,900
	Total Electrical Equipment	5,618,369
	Electronic Equipment & Instruments – 0.6%
24,324	Amphenol Corporation, Class A	1,313,253
50,810	Corning Incorporated	922,202
	Total Electronic Equipment & Instruments	2,235,455
	Energy Equipment & Services – 1.5%
26,765	Cameron Cameron Corporation, (2)	1,346,012
9,396	Diamond Offshore Drilling, Inc.	661,572
31,791	Halliburton Company	1,621,341
17,559	Schlumberger Limited	1,517,098
	Total Energy Equipment & Services	5,146,023
	Food & Staples Retailing – 1.2%
30,104	CVS Caremark Corporation	1,131,308
22,982	Kroger Co.	569,954
23,034	SUPERVALU INC.	216,750
27,047	Walgreen Co.	1,148,416
23,831	Wal-Mart Stores, Inc.	1,266,379
	Total Food & Staples Retailing	4,332,807
	Food Products – 0.9%
15,578	Archer-Daniels-Midland Company	469,677
42,081	Kraft Foods Inc.	1,482,514
63,041	Sara Lee Corporation	1,197,149
	Total Food Products	3,149,340
	Gas Utilities – 0.6%
25,741	Nicor Inc.	1,409,062
26,900	Piedmont Natural Gas Company	813,994
	Total Gas Utilities	2,223,056
	Health Care Equipment & Supplies – 0.9%
35,925	Accuray, Inc., (2)	287,759
13,283	Baxter International, Inc.	792,862
37,622	Boston Scientific Corporation, (2)	259,968
9,327	CareFusion Corporation, (2)	253,415

Nuveen Investments

Shares	Description (1)	Value
	Health Care Equipment & Supplies (continued)
898	Covidien PLC	$47,801
12,334	Hill Rom Holdings Inc.	567,857
3,871	Medtronic, Inc.	149,150
7,109	Saint Jude Medical Inc.	338,957
7,586	Zimmer Holdings, Inc., (2)	479,435
	Total Health Care Equipment & Supplies	3,177,204
	Health Care Providers & Services – 1.7%
13,759	Brookdale Senior Living Inc., (2)	333,656
22,283	Cardinal Health, Inc.	1,012,094
25,434	Lincare Holdings	744,453
10,768	Medco Health Solutions, Inc., (2)	608,607
10,000	Omnicare, Inc.	318,900
48,700	Tenet Healthcare Corporation, (2)	303,888
19,747	UnitedHealth Group Incorporated	1,018,550
20,106	Universal Health Services, Inc., Class B	1,036,062
5,168	Wellpoint Inc.	407,083
	Total Health Care Providers & Services	5,783,293
	Hotels, Restaurants & Leisure – 2.7%
9,772	Carnival Corporation	367,720
21,506	International Game Technology	378,075
10,272	Interval Leisure Group Inc., (2)	140,624
9,229	McDonald's Corporation	778,189
121,034	Starbucks Corporation	4,779,633
27,378	Starwood Hotels & Resorts Worldwide, Inc.	1,534,263
19,573	Tim Hortons Inc.	955,358
84,855	Wendy's International, Inc.	430,215
	Total Hotels, Restaurants & Leisure	9,364,077
	Household Durables – 0.3%
13,979	KB Home	136,715
36,936	Newell Rubbermaid Inc.	582,850
4,344	Whirlpool Corporation	353,254
	Total Household Durables	1,072,819
	Household Products – 0.7%
35,948	Procter & Gamble Company	2,285,214
	Industrial Conglomerates – 1.4%
12,690	3M Co.	1,203,647
8,652	Danaher Corporation	458,469
177,574	General Electric Company	3,349,046
	Total Industrial Conglomerates	5,011,162
	Insurance – 1.3%
17,619	AFLAC Incorporated	822,455
3,318	Arch Capital Group Limited, (2)	105,911
26,516	Fidelity National Title Group Inc., Class A	417,362
30,409	Marsh & McLennan Companies, Inc.	948,457
14,446	Prudential Financial, Inc.	918,621
24,701	Travelers Companies, Inc.	1,442,044
	Total Insurance	4,654,850
	Internet & Catalog Retail – 2.2%
36,658	Amazon.com, Inc., (2)	7,496,194
10,391	HSN, Inc., (2)	342,072
	Total Internet & Catalog Retail	7,838,266

Nuveen Investments

JLA

Nuveen Equity Premium Advantage Fund (continued)

Portfolio of INVESTMENTS June 30, 2011 (Unaudited)

Shares	Description (1)	Value
	Internet Software & Services – 5.8%
26,494	Akamai Technologies, Inc., (2)	$833,766
2,017	AOL Inc., (2)	40,058
15,994	Baidu.com, Inc., Sponsored ADR, (2)	2,241,239
127,178	eBay Inc., (2)	4,104,034
21,043	Google Inc., Class A, (2)	10,655,754
20,300	IAC/InterActiveCorp., (2)	774,851
43,598	United Online, Inc.	262,896
96,953	Yahoo! Inc., (2)	1,458,173
	Total Internet Software & Services	20,370,771
	IT Services – 3.3%
61,947	Automatic Data Processing, Inc.	3,263,368
23,280	Fidelity National Information Services	716,791
8,158	Global Payments Inc.	416,058
25,920	Infosys Technologies Limited, Sponsored ADR	1,690,762
17,695	International Business Machines Corporation (IBM)	3,035,577
9,443	Lender Processing Services Inc.	197,453
63,148	Paychex, Inc.	1,939,907
4,985	Visa Inc.	420,036
	Total IT Services	11,679,952
	Life Sciences Tools & Services – 0.8%
15,384	Agilent Technologies, Inc., (2)	786,276
36,905	Life Technologies Corporation, (2)	1,921,643
	Total Life Sciences Tools & Services	2,707,919
	Machinery – 2.0%
21,893	Caterpillar Inc.	2,330,729
16,763	Deere & Company	1,382,109
14,654	Eaton Corporation	753,948
22,531	Graco Inc.	1,141,420
15,335	SPX Corporation	1,267,591
	Total Machinery	6,875,797
	Media – 3.7%
19,588	CBS Corporation, Class B	558,062
167,768	Comcast Corporation, Special Class A	4,065,019
75,269	DIRECTV Group, Inc., (2)	3,825,171
3,122	Liberty Media Starz, (2)	234,899
12,927	Live Nation Inc., (2)	148,273
47,728	News Corporation, Class B	862,922
18,938	Omnicom Group, Inc.	912,054
17,377	Regal Entertainment Group, Class A	214,606
5,992	Time Warner Cable, Class A	467,616
6,115	Time Warner Inc.	222,403
32,124	Walt Disney Company	1,254,121
	Total Media	12,765,146
	Metals & Mining – 0.6%
8,735	AngloGold Ashanti Limited, Sponsored ADR	367,656
54,923	Companhia Siderurgica Nacional S.A., Sponsored ADR	684,341
5,526	Freeport-McMoRan Copper & Gold, Inc.	292,325
22,917	Southern Copper Corporation	753,282
	Total Metals & Mining	2,097,604

Nuveen Investments

Shares	Description (1)	Value
	Multiline Retail – 1.1%
10,865	Family Dollar Stores, Inc.	$571,064
10,883	J.C. Penney Company, Inc.	375,899
1,308	Kohl's Corporation	65,413
26,822	Macy's, Inc.	784,275
18,036	Sears Holding Corporation, (2)	1,288,492
15,596	Target Corporation	731,608
	Total Multiline Retail	3,816,751
	Multi-Utilities – 0.7%
21,316	Integrys Energy Group, Inc.	1,105,021
25,517	OGE Energy Corp.	1,284,015
	Total Multi-Utilities	2,389,036
	Oil, Gas & Consumable Fuels – 5.2%
54,479	Chevron Corporation	5,602,620
51,533	ConocoPhillips	3,874,766
12,007	Delta Petroleum Corporation, (2)	5,955
101,449	Exxon Mobil Corporation	8,255,920
5,224	Royal Dutch Shell PLC, Class A, Sponsored ADR	371,583
	Total Oil, Gas & Consumable Fuels	18,110,844
	Paper & Forest Products – 0.2%
17,300	International Paper Company	515,886
	Pharmaceuticals – 4.7%
26,860	Abbott Laboratories	1,413,373
13,538	Allergan, Inc.	1,127,039
59,703	Bristol-Myers Squibb Company	1,728,999
25,114	Eli Lilly and Company	942,528
16,092	Forest Laboratories, Inc., (2)	633,059
16,139	GlaxoSmithKline PLC, Sponsored ADR	692,363
39,866	Johnson & Johnson	2,651,886
87,471	Merck & Company Inc.	3,086,852
6,190	Novartis AG, Sponsored ADR	378,271
179,032	Pfizer Inc.	3,688,059
	Total Pharmaceuticals	16,342,429
	Professional Services – 0.6%
17,552	Manpower Inc.	941,665
21,473	Resources Connection, Inc.	258,535
30,314	Robert Half International Inc.	819,387
	Total Professional Services	2,019,587
	Real Estate Investment Trust – 1.0%
18,413	Apartment Investment & Management Company, Class A	470,084
49,000	DCT Industrial Trust Inc.	256,270
4,590	Developers Diversified Realty Corporation	64,719
31,254	Nationwide Health Properties, Inc.	1,294,228
40,126	Senior Housing Properties Trust	939,350
28,958	U-Store-It Trust	304,638
	Total Real Estate Investment Trust	3,329,289
	Semiconductors & Equipment – 5.9%
54,140	Advanced Micro Devices, Inc., (2)	378,439
54,207	Altera Corporation	2,512,494
9,099	Analog Devices, Inc.	356,135
89,246	Applied Materials, Inc.	1,161,090

Nuveen Investments

JLA

Nuveen Equity Premium Advantage Fund (continued)

Portfolio of INVESTMENTS June 30, 2011 (Unaudited)

Shares	Description (1)	Value
	Semiconductors & Equipment (continued)
93,518	Atmel Corporation, (2)	$1,315,798
50,380	Broadcom Corporation, Class A	1,694,783
1,449	Cree, Inc., (2)	48,672
1,090	Cymer, Inc., (2)	53,966
11,761	Cypress Semiconductor Corporation, (2)	248,628
28,948	Fairchild Semiconductor International Inc., Class A, (2)	483,721
17,789	Integrated Device Technology, Inc., (2)	139,822
287,599	Intel Corporation	6,373,194
2,596	Intersil Holding Corporation, Class A	33,359
42,987	Linear Technology Corporation	1,419,431
95,908	LSI Logic Corporation, (2)	682,865
5,819	MEMC Electronic Materials, (2)	49,636
24,328	National Semiconductor Corporation	598,712
4,888	Novellus Systems, Inc., (2)	176,652
81,538	NVIDIA Corporation, (2)	1,299,308
26,885	Taiwan Semiconductor Manufacturing Company Ltd., Sponsored ADR	339,020
9,244	Texas Instruments Incorporated	303,481
15,725	Varian Semiconductor Equipment Associate, (2)	966,144
	Total Semiconductors & Equipment	20,635,350
	Software – 10.1%
171,474	Activision Blizzard Inc.	2,002,816
67,370	Adobe Systems Incorporated, (2)	2,118,787
43,406	Autodesk, Inc., (2)	1,675,472
61,242	CA Inc.	1,398,767
33,659	Cadence Design Systems, Inc., (2)	355,439
605,251	Microsoft Corporation	15,736,526
359,597	Oracle Corporation	11,834,337
2,118	SAP AG, Sponsored ADR	128,457
	Total Software	35,250,601
	Specialty Retail – 1.8%
16,694	Best Buy Co., Inc.	524,359
14,338	Gap, Inc.	259,518
41,949	Home Depot, Inc.	1,519,393
30,941	Limited Brands, Inc.	1,189,681
34,823	Lowe's Companies, Inc.	811,724
17,774	TJX Companies, Inc.	933,668
35,381	Urban Outfitters, Inc., (2)	995,975
	Total Specialty Retail	6,234,318
	Textiles, Apparel & Luxury Goods – 0.2%
12,633	Coach, Inc.	807,628
	Thrifts & Mortgage Finance – 0.0%
6,252	Capitol Federal Financial Inc.	73,524
1,712	Tree.com Inc., (2)	8,765
	Total Thrifts & Mortgage Finance	82,289
	Tobacco – 1.1%
51,573	Altria Group, Inc.	1,362,043
35,651	Philip Morris International	2,380,417
	Total Tobacco	3,742,460

Nuveen Investments

Shares	Description (1)	Value
	Wireless Telecommunication Services – 0.6%
7,886	China Mobile Hong Kong Limited, Sponsored ADR	$368,907
9,319	Crown Castle International Corporation, (2)	380,122
50,371	Vodafone Group PLC, Sponsored ADR	1,345,913
	Total Wireless Telecommunication Services	2,094,942
	Total Common Stocks (cost $251,065,943)	345,675,211
Shares	Description (1)	Value
	Warrants – 0.0%
37,664	Sanofi-Aventis SA Stock Rights	90,770
	Total Warrants (cost $88,661)	90,770

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 6.4%
$22,427	Repurchase Agreement with Fixed Income Clearing Corporation, dated	0.010%	7/01/11	$22,427,356
	6/30/11, repurchase price $22,427,362, collateralized by $22,375,000
	U.S. Treasury Notes, 1.500%, due 12/13/13, value 22,878,438
	Total Short-Term Investments (cost $22,427,356)			22,427,356
	Total Investments (cost $273,581,960) – 105.2%			368,193,337
	Other Assets Less Liabilities – (5.2)% (5)			(18,200,880)
	Net Assets – 100%			$349,992,457

Investments in Derivatives

Call Options Written at June 30, 2011:

Contracts	Type	Notional Amount (3)	Expiration Date	Strike Price	Value
	Call Options – (3.2)% (4)
(978)	MINI-NDX 100 INDEX	$(21,760,500)	7/16/11	$222.5	$(1,046,460)
(827)	MINI-NDX 100 INDEX	(18,607,500)	7/16/11	225.0	(696,748)
(922)	MINI-NDX 100 INDEX	(20,975,500)	7/16/11	227.5	(583,165)
(828)	MINI-NDX 100 INDEX	(19,044,000)	7/16/11	230.0	(335,340)
(1,045)	MINI-NDX 100 INDEX	(24,296,250)	7/16/11	232.5	(256,548)
(921)	MINI-NDX 100 INDEX	(20,492,250)	8/20/11	222.5	(1,148,948)
(921)	MINI-NDX 100 INDEX	(20,722,500)	8/20/11	225.0	(950,933)
(905)	MINI-NDX 100 INDEX	(20,588,750)	8/20/11	227.5	(766,988)
(162)	S&P 500 INDEX	(20,493,000)	7/16/11	1,265.0	(932,308)
(161)	S&P 500 INDEX	(20,527,500)	7/16/11	1,275.0	(779,240)
(159)	S&P 500 INDEX	(20,670,000)	7/16/11	1,300.0	(434,070)
(173)	S&P 500 INDEX	(22,922,500)	7/16/11	1,325.0	(188,570)
(170)	S&P 500 INDEX	(21,675,000)	8/20/11	1,275.0	(985,150)
(143)	S&P 500 INDEX	(18,375,500)	8/20/11	1,285.0	(718,575)
(166)	S&P 500 INDEX	(21,580,000)	8/20/11	1,300.0	(656,530)
(160)	S&P 500 INDEX	(20,800,000)	9/17/11	1,300.0	(757,600)
(8,641)	Total Call Options (premiums received $8,501,048)	$(333,530,750)			$(11,237,173)

    For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

  (1)  All percentages in the Portfolio of Investments are based on net assets.

  (2)  Non-income producing; issuer has not declared a dividend within the past twelve months.

  (3)  For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

  (4)  The Fund may designate up to 100% of its common stock investments to cover outstanding call options written.

  (5)  Other Assets Less Liabilities includes the Value of derivative instruments as noted in Investments in Derivatives.

  ADR  American Depositary Receipt.

See accompanying notes to financial statements.

Nuveen Investments

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Nuveen Equity Premium and Growth Fund

Portfolio of Investments

  June 30, 2011 (Unaudited)

Shares	Description (1)	Value
	Common Stocks – 100.2%
	Aerospace & Defense – 2.8%
22,742	Boeing Company	$1,681,316
6,100	Goodrich Corporation	582,550
26,927	Honeywell International Inc.	1,604,580
14,434	Raytheon Company	719,535
22,344	United Technologies Corporation	1,977,667
	Total Aerospace & Defense	6,565,648
	Air Freight & Logistics – 0.9%
30,261	United Parcel Service, Inc., Class B	2,206,935
	Airlines – 0.2%
13,335	Lan Airlines S.A., Sponsored ADR	380,314
	Auto Components – 0.1%
9,310	Cooper Tire & Rubber	184,245
5,700	Dana Holding Corporation, (2)	104,310
	Total Auto Components	288,555
	Automobiles – 0.5%
92,502	Ford Motor Company, (2)	1,275,603
	Beverages – 2.3%
46,685	Coca-Cola Company	3,141,434
33,632	PepsiCo, Inc.	2,368,702
	Total Beverages	5,510,136
	Biotechnology – 0.8%
11,997	Celgene Corporation, (2)	723,659
1,860	Cephalon, Inc., (2)	148,614
20,945	Gilead Sciences, Inc., (2)	867,332
10,546	PDL Biopahrma Inc.	61,905
	Total Biotechnology	1,801,510
	Capital Markets – 1.9%
53,257	Charles Schwab Corporation	876,078
24,627	Federated Investors Inc.	587,108
11,495	Goldman Sachs Group, Inc.	1,529,870
38,506	Morgan Stanley	886,023
14,786	Waddell & Reed Financial, Inc., Class A	537,471
	Total Capital Markets	4,416,550
	Chemicals – 2.5%
29,838	Dow Chemical Company	1,074,168
25,969	E.I. Du Pont de Nemours and Company	1,403,624
7,200	Eastman Chemical Company	734,904
11,108	Monsanto Company	805,774
27,935	Olin Corporation	633,007

Nuveen Investments

Shares	Description (1)	Value
	Chemicals (continued)
8,609	PPG Industries, Inc.	$781,611
16,530	RPM International, Inc.	380,521
	Total Chemicals	5,813,609
	Commercial Banks – 2.6%
12,408	Comerica Incorporated	428,945
11,483	Fifth Third Bancorp.	146,408
11,582	First Horizon National Corporation	110,492
8,574	FirstMerit Corporation	141,557
49,105	Huntington BancShares Inc.	322,129
33,673	Regions Financial Corporation	208,773
59,561	U.S. Bancorp	1,519,401
112,687	Wells Fargo & Company	3,161,997
	Total Commercial Banks	6,039,702
	Commercial Services & Supplies – 0.3%
5,330	Avery Dennison Corporation	205,898
14,872	Deluxe Corporation	367,487
8,400	Kimball International Inc., Class B	54,012
11,117	Standard Register Company	35,019
	Total Commercial Services & Supplies	662,416
	Communications Equipment – 2.2%
125,480	Cisco Systems, Inc.	1,958,743
13,015	Motorola Mobility Holdings Inc., (2)	286,851
14,874	Motorola Solutions Inc.	684,799
37,088	QUALCOMM, Inc.	2,106,228
1,784	Research In Motion Limited, (2)	51,468
	Total Communications Equipment	5,088,089
	Computers & Peripherals – 3.6%
18,716	Apple, Inc., (2)	6,282,399
30,455	Dell Inc., (2)	507,685
58,861	EMC Corporation, (2)	1,621,621
	Total Computers & Peripherals	8,411,705
	Consumer Finance – 0.5%
23,649	American Express Company	1,222,653
	Containers & Packaging – 0.2%
19,132	Packaging Corp. of America	535,505
	Distributors – 0.5%
21,089	Genuine Parts Company	1,147,242
	Diversified Consumer Services – 0.1%
5,562	Apollo Group, Inc., (2)	242,948
	Diversified Financial Services – 4.0%
206,045	Bank of America Corporation	2,258,253
41,817	Citigroup Inc.	1,741,260
2,592	CME Group, Inc.	755,801
4,327	Intercontinental Exchange, Inc., (2)	539,620
89,275	JP Morgan Chase & Co.	3,654,919
17,015	New York Stock Exchange Euronext	583,104
	Total Diversified Financial Services	9,532,957

Nuveen Investments

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Nuveen Equity Premium and Growth Fund (continued)

Portfolio of Investments June 30, 2011 (Unaudited)

Shares	Description (1)	Value
	Diversified Telecommunication Services – 3.9%
4,000	Alaska Communications Systems Group Inc.	$35,480
158,502	AT&T Inc.	4,978,547
111,815	Frontier Communications Corporation	902,347
89,819	Verizon Communications Inc.	3,343,961
	Total Diversified Telecommunication Services	9,260,335
	Electric Utilities – 1.6%
73,406	Duke Energy Corporation	1,382,235
61,212	Great Plains Energy Incorporated	1,268,925
23,442	Progress Energy, Inc.	1,125,450
	Total Electric Utilities	3,776,610
	Electrical Equipment – 1.0%
5,127	Cooper Industries Inc.	305,928
26,811	Emerson Electric Company	1,508,119
6,854	Rockwell Automation, Inc.	594,653
	Total Electrical Equipment	2,408,700
	Electronic Equipment & Instruments – 0.4%
48,583	Corning Incorporated	881,781
	Energy Equipment & Services – 2.9%
12,531	Baker Hughes Incorporated	909,249
2,246	Carbo Ceramics Inc.	365,986
32,012	Halliburton Company	1,632,612
9,961	National-Oilwell Varco Inc.	779,050
2,835	Noble Corporation	111,727
34,398	Schlumberger Limited	2,971,987
1,869	Tidewater Inc.	100,571
	Total Energy Equipment & Services	6,871,182
	Food & Staples Retailing – 1.8%
29,038	CVS Caremark Corporation	1,091,248
23,426	SUPERVALU INC.	220,439
48,455	Wal-Mart Stores, Inc.	2,574,899
6,512	Whole Foods Market, Inc.	413,186
	Total Food & Staples Retailing	4,299,772
	Food Products – 1.3%
13,960	Archer-Daniels-Midland Company	420,894
33,806	ConAgra Foods, Inc.	872,533
47,796	Kraft Foods Inc.	1,683,853
	Total Food Products	2,977,280
	Gas Utilities – 0.6%
16,735	Nicor Inc.	916,074
7,318	ONEOK, Inc.	541,605
	Total Gas Utilities	1,457,679
	Health Care Equipment & Supplies – 0.6%
28,854	Boston Scientific Corporation, (2)	199,381
3,976	Hologic Inc., (2)	80,196
31,998	Medtronic, Inc.	1,232,883
	Total Health Care Equipment & Supplies	1,512,460

Nuveen Investments

Shares	Description (1)	Value
	Health Care Providers & Services – 2.3%
13,746	Aetna Inc.	$606,061
1,637	Brookdale Senior Living Inc., (2)	39,697
15,874	Express Scripts, Inc., (2)	856,879
5,614	Humana Inc.	452,152
3,420	Lincare Holdings	100,103
14,052	Medco Health Solutions, Inc., (2)	794,219
24,649	Tenet Healthcare Corporation, (2)	153,810
28,715	UnitedHealth Group Incorporated	1,481,120
11,994	Wellpoint Inc.	944,767
	Total Health Care Providers & Services	5,428,808
	Hotels, Restaurants & Leisure – 1.4%
9,393	International Game Technology	165,129
28,384	McDonald's Corporation	2,393,339
11,488	MGM Mirage Inc., (2)	151,756
4,557	Tim Hortons Inc.	222,427
43,350	Wendy's International, Inc.	219,785
5,549	Wyndham Worldwide Corporation	186,724
	Total Hotels, Restaurants & Leisure	3,339,160
	Household Durables – 0.3%
9,110	KB Home	89,096
7,125	Lennar Corporation, Class A	129,319
16,964	Newell Rubbermaid Inc.	267,692
2,527	Whirlpool Corporation	205,496
	Total Household Durables	691,603
	Household Products – 1.9%
5,926	Colgate-Palmolive Company	517,992
10,769	Kimberly-Clark Corporation	716,785
52,867	Procter & Gamble Company	3,360,755
	Total Household Products	4,595,532
	Industrial Conglomerates – 2.5%
16,204	3M Co.	1,536,949
230,736	General Electric Company	4,351,681
	Total Industrial Conglomerates	5,888,630
	Insurance – 2.6%
22,025	Arthur J. Gallagher & Co.	628,594
8,480	Berkshire Hathaway Inc., Class B, (2)	656,267
16,883	Fidelity National Title Group Inc., Class A	265,738
19,830	Genworth Financial Inc., Class A, (2)	203,852
29,671	Lincoln National Corporation	845,327
27,861	Marsh & McLennan Companies, Inc.	868,985
16,648	Mercury General Corporation	657,430
14,413	Prudential Financial, Inc.	916,523
14,123	Travelers Companies, Inc.	824,501
12,560	Unitrin, Inc.	372,655
	Total Insurance	6,239,872
	Internet & Catalog Retail – 0.7%
8,655	Amazon.com, Inc., (2)	1,769,861

Nuveen Investments

JPG

Nuveen Equity Premium and Growth Fund (continued)

Portfolio of Investments June 30, 2011 (Unaudited)

Shares	Description (1)	Value
	Internet Software & Services – 1.9%
3,480	Akamai Technologies, Inc., (2)	$109,516
27,399	eBay Inc., (2)	884,166
5,599	Google Inc., Class A, (2)	2,835,222
22,961	United Online, Inc.	138,455
6,548	VeriSign, Inc.	219,096
27,685	Yahoo! Inc., (2)	416,382
	Total Internet Software & Services	4,602,837
	IT Services – 3.5%
35,988	Automatic Data Processing, Inc.	1,895,848
9,387	Cognizant Technology Solutions Corporation, Class A, (2)	688,443
11,474	Fidelity National Information Services	353,284
28,182	International Business Machines Corporation (IBM)	4,834,621
2,687	Lender Processing Services Inc.	56,185
4,147	Visa Inc.	349,426
	Total IT Services	8,177,807
	Leisure Equipment & Products – 0.7%
21,491	Eastman Kodak Company, (2)	76,938
28,977	Mattel, Inc.	796,578
7,861	Polaris Industries Inc.	873,907
	Total Leisure Equipment & Products	1,747,423
	Life Sciences Tools & Services – 0.1%
1,370	Covance, Inc., (2)	81,337
4,213	Life Technologies Corporation, (2)	219,371
	Total Life Sciences Tools & Services	300,708
	Machinery – 3.0%
3,706	Briggs & Stratton Corporation	73,601
15,883	Caterpillar Inc.	1,690,904
7,899	Cummins Inc.	817,468
12,856	Deere & Company	1,059,977
16,689	Illinois Tool Works, Inc.	942,762
5,351	Pentair, Inc.	215,966
11,866	Snap-on Incorporated	741,388
20,591	Stanley Black & Decker Inc.	1,483,582
	Total Machinery	7,025,648
	Media – 1.9%
8,069	CBS Corporation, Class B	229,886
96,336	Comcast Corporation, Class A	2,441,154
7,731	DIRECTV Group, Inc., (2)	392,889
7,926	Gannett Company Inc.	113,500
5,070	Lamar Advertising Company, (2)	138,766
28,121	New York Times, Class A, (2)	245,215
51,141	Regal Entertainment Group, Class A	631,591
45,144	Sirius XM Radio Inc., (2)	98,865
24,892	World Wrestling Entertainment Inc.	237,221
	Total Media	4,529,087
	Metals & Mining – 0.9%
4,770	Companhia Siderurgica Nacional S.A., Sponsored ADR	59,434
26,472	Freeport-McMoRan Copper & Gold, Inc.	1,400,369
11,444	Southern Copper Corporation	376,164
6,989	United States Steel Corporation	321,774
	Total Metals & Mining	2,157,741

Nuveen Investments

Shares	Description (1)	Value
	Multiline Retail – 0.6%
10,381	Nordstrom, Inc.	$487,284
20,830	Target Corporation	977,135
	Total Multiline Retail	1,464,419
	Multi-Utilities – 2.4%
41,360	Ameren Corporation	1,192,822
56,900	CenterPoint Energy, Inc.	1,101,015
11,644	Consolidated Edison, Inc.	619,927
27,088	Dominion Resources, Inc.	1,307,538
29,895	Integrys Energy Group, Inc.	1,549,757
	Total Multi-Utilities	5,771,059
	Oil, Gas & Consumable Fuels – 10.8%
20,360	Chesapeake Energy Corporation	604,488
46,645	Chevron Corporation	4,796,972
44,500	ConocoPhillips	3,345,955
11,317	CONSOL Energy Inc.	548,648
6,936	EOG Resources, Inc.	725,159
110,180	Exxon Mobil Corporation	8,966,447
7,395	Hess Corporation	552,850
20,568	Marathon Oil Corporation	1,083,522
22,300	Occidental Petroleum Corporation	2,320,092
13,666	Peabody Energy Corporation	805,064
24,031	Ship Financial International Limited	433,039
7,634	Southwestern Energy Company, (2)	327,346
23,750	StatoilHydro ASA, Sponsored ADR	604,438
18,401	Valero Energy Corporation	470,514
	Total Oil, Gas & Consumable Fuels	25,584,534
	Personal Products – 0.3%
21,857	Avon Products, Inc.	611,996
	Pharmaceuticals – 7.3%
48,352	Abbott Laboratories	2,544,282
818	AstraZeneca PLC, Sponsored ADR	40,957
73,334	Bristol-Myers Squibb Company	2,123,753
34,215	Eli Lilly and Company	1,284,089
59,691	Johnson & Johnson	3,970,645
86,133	Merck & Company Inc.	3,039,634
199,357	Pfizer Inc.	4,106,754
5,634	Sanofi-Aventis, Sponsored ADR	226,318
	Total Pharmaceuticals	17,336,432
	Real Estate Investment Trust – 2.2%
28,349	Annaly Capital Management Inc.	511,416
35,857	Brandywine Realty Trust	415,583
16,606	Hospitality Properties Trust	402,696
54,457	Lexington Corporate Properties Trust	497,192
37,984	Nationwide Health Properties, Inc.	1,572,917
49,474	Senior Housing Properties Trust	1,158,186
14,334	U-Store-It Trust	150,794
19,112	Weyerhaeuser Company	417,788
	Total Real Estate Investment Trust	5,126,572
	Road & Rail – 0.2%
5,161	Union Pacific Corporation	538,808

Nuveen Investments

JPG

Nuveen Equity Premium and Growth Fund (continued)

Portfolio of Investments June 30, 2011 (Unaudited)

Shares	Description (1)	Value
	Semiconductors & Equipment – 2.7%
21,688	Analog Devices, Inc.	$848,868
35,188	Applied Materials, Inc.	457,796
759	First Solar Inc., (2)	100,393
128,901	Intel Corporation	2,856,446
19,731	Microchip Technology Incorporated	748,002
19,215	NVIDIA Corporation, (2)	306,191
29,694	Texas Instruments Incorporated	974,854
	Total Semiconductors & Equipment	6,292,550
	Software – 3.9%
16,744	Adobe Systems Incorporated, (2)	526,599
8,286	Autodesk, Inc., (2)	319,840
186,325	Microsoft Corporation	4,844,449
82,298	Oracle Corporation	2,708,427
5,607	Salesforce.com, Inc., (2)	835,331
	Total Software	9,234,646
	Specialty Retail – 2.8%
6,646	Abercrombie & Fitch Co., Class A	444,750
22,224	American Eagle Outfitters, Inc.	283,356
9,556	Best Buy Co., Inc.	300,154
17,720	Gap, Inc.	320,732
48,631	Home Depot, Inc.	1,761,415
26,215	Limited Brands, Inc.	1,007,967
46,378	Lowe's Companies, Inc.	1,081,071
7,793	Tiffany & Co.	611,906
14,738	TJX Companies, Inc.	774,187
	Total Specialty Retail	6,585,538
	Textiles, Apparel & Luxury Goods – 0.5%
10,506	VF Corporation	1,140,531
	Thrifts & Mortgage Finance – 0.4%
57,748	New York Community Bancorp Inc.	865,643
	Tobacco – 1.9%
63,669	Altria Group, Inc.	1,681,498
31,284	Philip Morris International	2,088,833
21,266	Reynolds American Inc.	787,905
	Total Tobacco	4,558,236
	Trading Companies & Distributors – 0.2%
3,200	W.W. Grainger, Inc.	491,680
	Wireless Telecommunication Services – 0.2%
54,217	Sprint Nextel Corporation, (2)	292,230
3,446	Vodafone Group PLC, Sponsored ADR	92,077
	Total Wireless Telecommunication Services	384,307
	Total Common Stocks (cost $206,979,900)	237,069,544

Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 3.8%
$8,886	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/11,	0.010%	7/01/11	$8,885,535
	repurchase price $8,885,537, collateralized by $9,045,000 U.S. Treasury Notes,
	0.500%, due 11/30/12, value $9,067,613
	Total Short-Term Investments (cost $8,885,535)			8,885,535
	Total Investments (cost $215,865,435) – 104.0%			245,955,079
	Other Assets Less Liabilities – (4.0)% (5)			(9,454,560)
	Net Assets – 100%			$236,500,519

Investments in Derivatives

Call Options Written at June 30, 2011:

Number of Contracts	Type	Notional Amount (3)	Expiration Date	Strike Price	Value
	Call Options Written – (2.6)% (4)
(174)	S&P 500 INDEX	$(22,011,000)	7/16/11	$1,265	$(1,001,370)
(177)	S&P 500 INDEX	(22,567,500)	7/16/11	1,275	(856,680)
(173)	S&P 500 INDEX	(22,490,000)	7/16/11	1,300	(472,290)
(187)	S&P 500 INDEX	(24,777,500)	7/16/11	1,325	(203,830)
(188)	S&P 500 INDEX	(23,970,000)	8/20/11	1,275	(1,089,460)
(179)	S&P 500 INDEX	(23,001,500)	8/20/11	1,285	(899,475)
(172)	S&P 500 INDEX	(22,360,000)	8/20/11	1,300	(680,260)
(178)	S&P 500 INDEX	(23,140,000)	9/17/11	1,300	(842,830)
(1,428)	Total Call Options Written (premiums received $5,154,580)	$(184,317,500)			$(6,046,195)

    For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

  (1)  All percentages in the Portfolio of Investments are based on net assets.

  (2)  Non-income producing; issuer has not declared a dividend within the past twelve months.

  (3)  For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

  (4)  The Fund may designate up to 100% of its common stock investments to cover outstanding call options written.

  (5)  Other Assets Less Liabilities includes the Value of derivative instruments as noted in Investments in Derivatives.

  ADR  American Depositary Receipt.

See accompanying notes to financial statements.

Nuveen Investments

Statement of

ASSETS & LIABILITIES

  June 30, 2011 (Unaudited)

	Equity Premium Income (JPZ)	Equity Premium Opportunity (JSN)	Equity Premium Advantage (JLA)	Equity Premium and Growth (JPG)
Assets
Investments, at value (cost $451,427,229, $726,588,587, $273,581,960 and $215,865,435, respectively)	$541,463,536	$936,311,820	$368,193,337	$245,955,079
Cash denominated in foreign currencies (cost $1,595, $3,088, $— and $—, respectively)	1,595	3,048	—	—
Receivables:
Dividends and interest	813,559	1,217,938	385,764	357,401
Investments sold	—	—	1,058	—
Premiums for call options written	1,718,313	2,250,085	535,390	643,915
Reclaims	1,550	—	396	—
Other assets	54,849	86,962	34,413	22,643
Total assets	544,053,402	939,869,853	369,150,358	246,979,038
Liabilities
Call options written, at value (premiums received $13,822,570, $23,160,713, $8,501,048 and $5,154,580, respectively)	16,220,840	28,704,736	11,237,173	6,046,195
Dividends payable	10,482,315	18,047,689	7,532,897	4,172,954
Accrued expenses:
Management fees	311,939	531,086	251,754	165,460
Other	192,079	336,390	136,077	93,910
Total liabilities	27,207,173	47,619,901	19,157,901	10,478,519
Net assets	$516,846,229	$892,249,952	$349,992,457	$236,500,519
Shares outstanding	38,661,011	66,559,044	25,874,000	16,311,642
Net asset value per share outstanding	$13.37	$13.41	$13.53	$14.50
Net assets consist of:
Shares, $.01 par value per share	$386,610	$665,590	$258,740	$163,116
Paid-in surplus	522,191,922	841,527,636	313,638,365	255,146,611
Undistributed (Over-distribution of) net investment income	(19,325,369)	(36,246,934)	(14,995,858)	(7,285,870)
Accumulated net realized gain (loss)	(74,044,971)	(117,875,510)	(40,784,042)	(40,721,367)
Net unrealized appreciation (depreciation)	87,638,037	204,179,170	91,875,252	29,198,029
Net assets	$516,846,229	$892,249,952	$349,992,457	$236,500,519
Authorized shares	Unlimited	Unlimited	Unlimited	Unlimited

See accompanying notes to financial statements.

Nuveen Investments

Statement of

OPERATIONS

  Six Months Ended June 30, 2011 (Unaudited)

	Equity Premium Income (JPZ)	Equity Premium Opportunity (JSN)	Equity Premium Advantage (JLA)	Equity Premium and Growth (JPG)
Investment Income
Dividends (net of foreign tax withheld of $10,776, $26,235, $15,662 and $10,552, respectively)	$6,249,666	$9,293,221	$3,007,562	$2,991,107
Interest	1,200	2,024	798	399
Total investment income	6,250,866	9,295,245	3,008,360	2,991,506
Expenses
Management fees	2,278,944	3,893,996	1,554,673	1,017,816
Shareholders' servicing agent fees and expenses	549	906	223	157
Custodian's fees and expenses	51,134	85,782	42,403	28,513
Trustees' fees and expenses	7,382	12,760	5,034	3,377
Professional fees	11,415	8,786	12,293	13,393
Shareholders' reports — printing and mailing expenses	63,728	108,338	37,601	28,226
Stock exchange listing fees	6,361	10,986	4,422	4,422
Investor relations expense	58,157	99,642	33,639	24,532
Other expenses	33,465	78,165	58,095	22,534
Total expenses before custodian fee credit and expense reimbursement	2,511,135	4,299,361	1,748,383	1,142,970
Custodian fee credit	(304)	(510)	(220)	(114)
Expense reimbursement	(363,169)	(688,870)	(148,061)	—
Net expenses	2,147,662	3,609,981	1,600,102	1,142,856
Net investment income (loss)	4,103,204	5,685,264	1,408,258	1,848,650
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments and foreign currency	16,322,819	28,253,942	19,027,054	3,434,809
Call options written	(6,837,242)	(6,216,933)	(172,860)	(2,470,804)
Change in net unrealized appreciation (depreciation) of:
Investments and foreign currency	9,358,453	15,370,113	(4,756,641)	7,104,760
Call options written	1,738,050	(427,620)	(1,540,164)	622,662
Net realized and unrealized gain (loss)	20,582,080	36,979,502	12,557,389	8,691,427
Net increase (decrease) in net assets from operations	$24,685,284	$42,664,766	$13,965,647	$10,540,077

See accompanying notes to financial statements.

Nuveen Investments

Statement of

CHANGES in NET ASSETS (Unaudited)

	Equity Premium Income (JPZ)		Equity Premium Opportunity (JSN)
	Six Months Ended 6/30/11	Year Ended 12/31/10	Six Months Ended 6/30/11	Year Ended 12/31/10
Operations
Net investment income (loss)	$4,103,204	$9,954,273	$5,685,264	$11,966,027
Net realized gain (loss) from:
Investments and foreign currency	16,322,819	9,503,305	28,253,942	21,515,009
Call options written	(6,837,242)	(7,825,685)	(6,216,933)	(29,954,329)
Change in net unrealized appreciation (depreciation) of:
Investments and foreign currency	9,358,453	53,153,395	15,370,113	93,964,137
Call options written	1,738,050	(6,791,153)	(427,620)	(4,554,496)
Net increase (decrease) in net assets from operations	24,685,284	57,994,135	42,664,766	92,936,348
Distributions to Shareholders
From and in excess of net investment income	(23,428,573)	—	(41,932,198)	—
From net investment income	—	(10,215,397)	—	(11,928,197)
From accumulated net realized gains	—	—	—	—
Return of capital	—	(37,794,887)	—	(74,396,142)
Decrease in net assets from distributions to shareholders	(23,428,573)	(48,010,284)	(41,932,198)	(86,324,339)
Capital Share Transactions
Net proceeds from shares issued to shareholders due to reinvestment of distributions	—	3,117,564	—	6,583,916
Net increase (decrease) in net assets from capital share transactions	—	3,117,564	—	6,583,916
Net increase (decrease) in net assets	1,256,711	13,101,415	732,568	13,195,925
Net assets at the beginning of period	515,589,518	502,488,103	891,517,384	878,321,459
Net assets at the end of period	$516,846,229	$515,589,518	$892,249,952	$891,517,384
Undistributed (Over-distribution of) net investment income at the end of period	$(19,325,369)	$—	$(36,246,934)	$—

See accompanying notes to financial statements.

Nuveen Investments

	Equity Premium Advantage (JLA)		Equity Premium and Growth (JPG)
	Six Months Ended 6/30/11	Year Ended 12/31/10	Six Months Ended 6/30/11	Year Ended 12/31/10
Operations
Net investment income (loss)	$1,408,258	$2,772,387	$1,848,650	$3,951,510
Net realized gain (loss) from:
Investments and foreign currency	19,027,054	17,270,754	3,434,809	(946,336)
Call options written	(172,860)	(18,924,466)	(2,470,804)	(3,090,095)
Change in net unrealized appreciation (depreciation) of:
Investments and foreign currency	(4,756,641)	33,445,516	7,104,760	29,743,368
Call options written	(1,540,164)	1,116,328	622,662	(2,481,607)
Net increase (decrease) in net assets from operations	13,965,647	35,680,519	10,540,077	27,176,840
Distributions to Shareholders
From and in excess of net investment income	(16,404,116)	—	(9,134,520)	—
From net investment income	—	(2,769,975)	—	(3,953,391)
From accumulated net realized gains	—	—	—	—
Return of capital	—	(30,753,623)	—	(14,315,648)
Decrease in net assets from distributions to shareholders	(16,404,116)	(33,523,598)	(9,134,520)	(18,269,039)
Capital Share Transactions
Net proceeds from shares issued to shareholders due to reinvestment of distributions	—	375,777	—	—
Net increase (decrease) in net assets from capital share transactions	—	375,777	—	—
Net increase (decrease) in net assets	(2,438,469)	2,532,698	1,405,557	8,907,801
Net assets at the beginning of period	352,430,926	349,898,228	235,094,962	226,187,161
Net assets at the end of period	$349,992,457	$352,430,926	$236,500,519	$235,094,962
Undistributed (Over-distribution of) net investment income at the end of period	$(14,995,858)	$—	$(7,285,870)	$—

See accompanying notes to financial statements.

Nuveen Investments

Financial

HIGHLIGHTS (Unaudited)

Selected data for a share outstanding throughout each period:

			Investment Operations			Less Distributions
		Beginning Net Asset Value	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income		Capital Gains	Return of Capital	Total	Offering Costs		Discount From Shares Repurchased and Retired		Ending Net Asset Value	Ending Market Value
Equity Premium Income (JPZ)
Year Ended 12/31:
2011	(d)	$13.34	$.11	$.53	$0.64	$(.61	)****	$—	$—	$(.61)	$—		$—		$13.37	$12.45
2010		13.08	.26	1.25	1.51	(.27)		—	(.98)	(1.25)	—		—		13.34	12.76
2009		12.75	.27	1.35	1.62	(.28)		(.24)	(.77)	(1.29)	—		—	**	13.08	13.00
2008		18.30	.39	(4.41)	(4.02)	(.39)		(1.14)	—	(1.53)	—		—	**	12.75	10.74
2007		18.59	.44	.98	1.42	(.54)		—	(1.17)	(1.71)	—		—		18.30	16.41
2006		18.48	.43	1.39	1.82	(.43)		—	(1.28)	(1.71)	—	**	—		18.59	19.22
Equity Premium Opportunity (JSN)
Year Ended 12/31:
2011	(d)	13.39	.09	.56	.65	(.63	)****	—	—	(.63)	—		—		13.41	$12.42
2010		13.30	.18	1.21	1.39	(.18)		—	(1.12)	(1.30)	—		—		13.39	12.88
2009		12.69	.21	1.73	1.94	(.22)		—	(1.12)	(1.34)	—		.01		13.30	13.20
2008		18.60	.30	(4.62)	(4.32)	(.62)		(.97)	—	(1.59)	—		—	**	12.69	10.68
2007		18.36	.36	1.66	2.02	(.35)		—	(1.43)	(1.78)	—		—		18.60	16.34
2006		18.66	.32	1.16	1.48	(.32)		—	(1.46)	(1.78)	—	**	—		18.36	18.62
Equity Premium Advantage (JLA)
Year Ended 12/31:
2011	(d)	13.62	.05	.49	.54	(.63	)****	—	—	(.63)	—		—		13.53	$12.55
2010		13.54	.11	1.27	1.38	(.11)		—	(1.19)	(1.30)	—		—		13.62	12.90
2009		12.47	.13	2.25	2.38	(.14)		—	(1.18)	(1.32)	—		.01		13.54	13.07
2008		18.57	.17	(4.67)	(4.50)	(.92)		(.69)	—	(1.61)	—		.01		12.47	10.34
2007		18.35	.22	1.82	2.04	(.21)		—	(1.61)	(1.82)	—		—		18.57	16.45
2006		18.84	.20	1.13	1.33	(.20)		—	(1.62)	(1.82)	—	**	—		18.35	19.20
Equity Premium and Growth (JPG)
Year Ended 12/31:
2011	(d)	14.41	.11	.54	.65	(.56	)****	—	—	(.56)	—		—		14.50	$13.27
2010		13.87	.24	1.42	1.66	(.24)		—	(.88)	(1.12)	—		—		14.41	13.85
2009		13.17	.26	1.55	1.81	(.27)		(.21)	(.64)	(1.12)	—		.01		13.87	13.09
2008		19.31	.36	(5.02)	(4.66)	(.40)		(1.09)	—	(1.49)	—		.01		13.17	10.77
2007		19.60	.68	.65	1.33	(.79)		—	(.83)	(1.62)	—	**	—		19.31	17.13
2006		19.04	.46	1.72	2.18	(.49)		(.14)	(.99)	(1.62)	—		—		19.60	19.38

Nuveen Investments

				Ratios/Supplemental Data
		Total Returns			Ratios to Average Net Assets Before Reimbursement				Ratios to Average Net Assets After Reimbursement(c)
		Based on Market Value(b)	Based on Net Asset Value(b)	Ending Net Assets (000)	Expenses		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate
Equity Premium Income (JPZ)
Year Ended 12/31:
2011	(d)	2.33%	4.78%	$516,846	.97	%*	1.44	%*	.83	%*	1.58	%*	—	%***
2010		8.10	12.22	515,590	.98		1.78		.77		1.99		3
2009		35.46	13.74	502,488	.99		1.93		.71		2.21		9
2008		(26.73)	(23.27)	491,706	.97		2.08		.67		2.39		6
2007		(6.07)	7.80	707,933	.95		2.05		.65		2.35		7
2006		21.30	10.22	715,680	.96		1.99		.66		2.30		23
Equity Premium Opportunity (JSN)
Year Ended 12/31:
2011	(d)	1.32%	4.88%	892,250	.96	*	1.11	*	.81	*	1.27	*	3
2010		7.85	11.17	891,517	.97		1.15		.75		1.37		3
2009		38.49	16.39	878,321	.98		1.35		.68		1.65		4
2008		(26.64)	(24.65)	841,579	.96		1.52		.66		1.82		8
2007		(3.03)	11.35	1,237,527	.94		1.62		.64		1.93		4
2006		17.86	8.28	1,214,721	.95		1.41		.66		1.71		8
Equity Premium Advantage (JLA)
Year Ended 12/31:
2011	(d)	2.19%	4.01%	349,992	.99	*	.71	*	.91	*	.80	*	5
2010		8.95	10.83	352,431	1.00		.66		.85		.80		5
2009		41.37	20.21	349,898	1.01		.82		.81		1.02		10
2008		(29.22)	(25.63)	323,971	.99		.88		.79		1.08		12
2007		(5.15)	11.50	484,998	.98		.99		.78		1.19		3
2006		20.52	7.35	474,781	.99		.85		.79		1.05		26
Equity Premium and Growth (JPG)
Year Ended 12/31:
2011	(d)	(.16)%	4.52%	236,501	.97	*	1.56	*	N/A		N/A		—	***
2010		14.90	12.60	235,095	.98		1.75		N/A		N/A		3
2009		33.63	14.77	226,187	.98		1.99		N/A		N/A		6
2008		(30.09)	(25.38)	216,044	.96		2.13		N/A		N/A		12
2007		(3.55)	6.86	319,300	.95		3.40		N/A		N/A		26
2006		22.68	11.90	323,569	.96		2.34		N/A		N/A		37

(a)  Per share Net Investment Income (Loss) is calculated using the average daily shares method.

(b)  Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

  Total Return Based on Net Asset Value is the combination of changes in net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(c)  After expense reimbursement from Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund's net cash on deposit with the custodian bank, where applicable. As of May 31, 2011, the Advisor is no longer reimbursing Equity Premium Advantage (JLA) for any fees or expenses.

(d)  For the six months ended June 30, 2011.

N/A  Fund does not have a contractual reimbursement with the Adviser.

*  Annualized.

**  Rounds to less than $.01 per share.

***  Rounds to less than 1%.

****  Represents distributions paid "From and in excess of net investment income" for the six months ended June 30, 2011.

See accompanying notes to financial statements.

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (Unaudited)

1. General Information and Significant Accounting Policies

General Information

The funds covered in this report and their corresponding NYSE Amex symbols are Nuveen Equity Premium Income Fund (JPZ), Nuveen Equity Premium Opportunity Fund (JSN), Nuveen Equity Premium Advantage Fund (JLA) and Nuveen Equity Premium and Growth Fund (JPG) (each a "Fund" and collectively, the "Funds"). The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end registered investment companies.

Equity Premium Income's (JPZ) investment objective is to provide a high level of current income and gains. The Fund invests its managed assets in a diversified equity portfolio that seeks to substantially replicate price movements of the Standard & Poor's ("S&P") 500 Stock Index. The Fund also uses an index option strategy of selling index call options in seeking to moderate the volatility of returns relative to an all equity portfolio.

Equity Premium Opportunity's (JSN) primary investment objective is to provide a high level of current income and gains from net index option premiums. The Fund's secondary investment objective is to seek capital appreciation consistent with the Fund's strategy and its primary objective. The Fund invests its managed assets in a diversified equity portfolio that seeks to substantially replicate price movements of a 75% / 25% combination of the S&P 500 Stock Index and the NASDAQ-100 Stock Index, respectively. The Fund also uses an index option strategy of selling S&P 500 and NASDAQ Index call options in seeking to moderate the volatility of returns relative to an all equity portfolio.

Equity Premium Advantage's (JLA) primary investment objective is to provide a high level of current income and gains from net index option premiums. The Fund's secondary investment objective is to seek capital appreciation consistent with the Fund's strategy and its primary objective. The Fund invests its managed assets in a diversified equity portfolio that seeks to substantially replicate price movements of a 50% / 50% combination of the S&P 500 Stock Index and the NASDAQ-100 Stock Index, respectively. The Fund also uses an index option strategy of selling S&P 500 and NASDAQ Index call options in seeking to moderate the volatility of returns relative to an all equity portfolio.

Equity Premium and Growth's (JPG) primary investment objective is to provide a high level of current income and gains from net index option premiums. The Fund's secondary investment objective is to seek capital appreciation consistent with the Fund's strategy and its primary objective. The Fund invests its managed assets in a diversified equity portfolio that seeks to substantially replicate price movements of the S&P 500 Stock Index. The Fund also uses an index option strategy of selling index call options covering approximately 80% of the value of the Fund's equity portfolio in seeking to moderate the volatility of returns relative to an all equity portfolio.

Effective January 1, 2011, Nuveen Asset Management (the "Adviser"), a wholly-owned subsidiary of Nuveen Investments, Inc. ("Nuveen") changed its name to Nuveen Fund Advisors, Inc.

Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

Investment Valuation

Common stocks and other equity-type securities are valued at the last sales price on the securities exchange on which such securities are primarily traded and are generally classified as Level 1. Securities primarily traded on the NASDAQ National Market ("NASDAQ") are valued, except as indicated below, at the NASDAQ Official Closing Price and are generally classified as Level 1. However, securities traded on a securities exchange or NASDAQ for which there were no transactions on a given day or securities not listed on a securities exchange or NASDAQ are valued at the quoted bid price. Prices of certain American Depository Receipts ("ADR") held by the Funds that trade in only limited volume in the United States are valued based on the last traded price, official closing price, or the most recent bid price of the underlying non-U.S.-traded stock, adjusted as appropriate for the underlying-to-ADR conversion ratio and foreign exchange rate, and from time-to-time may also be adjusted further to take into account material

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events that may take place after the close of the NYSE. These securities generally represent a transfer from a Level 1 to a Level 2 security.

Index options are valued at the average of the closing bid and asked quotations. The close of trading of index options traded on the Chicago Board Options Exchange normally occurs at 4:15 Eastern Time (ET), which is different from the normal 4:00 ET close of the NYSE (the time of day as of which each Fund's NAV is calculated). Under normal market circumstances, closing index option quotations are considered to reflect the index option contract values as of the close of the NYSE and will be used to value the option contracts. However, a significant change in the S&P 500 or NASDAQ-100 futures contracts between the NYSE close and the options market close will be considered as an indication that closing market quotations for index options do not reflect the value of the contracts as of the stock market close. In the event of such a significant change, the Fund's Board of Trustees or its designee will determine a value for the options. Any such valuation will likely take into account any information that may be available about the actual trading price of the affected option as of 4:00 ET, and if no such information is reliably available, the valuation of the option may take into account various option pricing methodologies, as determined to be appropriate under the circumstances. Index options are generally classified as Level 1.

Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Funds' Board of Trustees or its designee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security's fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Funds' Board of Trustees or its designee.

Refer to Footnote 2—Fair Value Measurements for further details on the leveling of securities held by the Funds as of the end of the reporting period.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes.

Investment Income

Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Interest income is recorded on an accrual basis.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Each Fund intends to distribute substantially all of its investment company taxable income to shareholders. In any year when the Funds realize net capital gains, each Fund may choose to distribute all or a portion of its net capital gains to shareholders, or alternatively, to retain all or a portion of its net capital gains and pay federal corporate income taxes on such retained gains.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Common Shareholders

Each Fund makes quarterly cash distributions to shareholders of a stated dollar amount per share. Subject to approval and oversight by the Funds' Board of Trustees, each Fund seeks to maintain a stable distribution level designed to deliver the long-term return potential of each Fund's investment strategy through regular quarterly distributions (a "Managed Distribution Program"). Total distributions during a calendar year generally will be made from each Fund's net investment income, net realized capital gains and

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Notes to

FINANCIAL STATEMENTS (Unaudited) (continued)

net unrealized capital gains in the Fund's portfolio, if any. The portion of distributions paid attributed to net unrealized gains, if any, is distributed from the Fund's assets and is treated by shareholders as a non-taxable distribution ("Return of Capital") for tax purposes. In the event that total distributions during a calendar year exceed a Fund's total return on net asset value, the difference will reduce net asset value per share. If a Fund's total return on net asset value exceeds total distributions during a calendar year, the excess will be reflected as an increase in net asset value per share. The final determination of the source and character of all distributions for the fiscal year are made after the end of the fiscal year and are reflected in the financial statements contained in the annual report as of December 31 each year.

The actual character of distributions made by the Funds during the fiscal year ended December 31, 2010, is reflected in the accompanying financial statements.

The distributions made by the Funds during the six months ended June 30, 2011, are provisionally classified as being "From and in excess of net investment income," and those distributions will be classified as being from net investment income, net realized capital gains and/or a return of capital for tax purposes after the fiscal year end. For purposes of calculating "Undistributed (Over-distribution of) net investment income" as of June 30, 2011, the distribution amounts provisionally classified as "From and in excess of net investment income" were treated as being entirely from net investment income. Consequently, the financial statements at June 30, 2011, reflect an over-distribution of net investment income.

Foreign Currency Transactions

Each Fund is authorized to engage in foreign currency exchange transactions, including foreign currency forward, futures, options and swap contracts. To the extent that the Funds invest in securities and/or contracts that are denominated in a currency other than U.S. dollars, the Funds will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Fund's investments denominated in that currency will lose value because its currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value. Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions.

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at 4:00 p.m. ET. Investments, income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received.

The realized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with other assets and liabilities on investments are recognized as a component of "Net realized gain (loss) from investments and foreign currency," on the Statement of Operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with other assets and liabilities on investments are recognized as a component of "Change in net unrealized appreciation (depreciation) of investments and foreign currency," on the Statement of Operations, when applicable.

Options Transactions

Each Fund is subject to equity price risk in the normal course of pursuing its investment objectives and is authorized to write (sell) call options, in an attempt to manage such risk. When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recognized as a component of "Call options written, at value" on the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current value of the written option until the option is exercised or expires or the Fund enters into a closing purchase transaction. The changes in the value of options written during the fiscal period are recognized as a component of "Change in net unrealized appreciation (depreciation) of call options written" on the Statement of Operations.

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When an option is exercised or expires or a Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on executing a closing purchase transaction, including commission, is recognized as a component of "Net realized gain (loss) from options written " on the Statement of Operations. The Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (called) or purchased (put) and as a result bears the risk of an unfavorable change in the market value of the instrument underlying the written option. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

During six months ended June 30, 2010, each Fund wrote call options on a broad equity index, while investing in a portfolio of equities, to enhance returns while foregoing some upside potential.

The average notional amount of call options written during the six months ended June 30, 2010, for each Fund was as follows:

	Equity Premium Income (JPZ)	Equity Premium Opportunity (JSN)	Equity Premium Advantage (JLA)	Equity Premium and Growth (JPG)
Average notional amount of call options written*	$(499,510,500)	$(866,507,167)	$(340,517,500)	$(183,496,000)

*  The average notional amount is calculated based on the outstanding balance at the beginning of the fiscal year and at the end of each fiscal quarter within the current fiscal year.

Refer to Footnote 3—Derivative Instruments and Hedging Activities and Footnote 5 — Investment Transactions for further details on call options written.

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund's exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts, when applicable, expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange's clearinghouse, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications

Under the Funds' organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

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Notes to

FINANCIAL STATEMENTS (Unaudited) (continued)

2. Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of each Fund's fair value measurements as of June 30, 2011:

Equity Premium Income (JPZ)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$505,748,183	$—	$—	$505,748,183
Short-Term Investments	—	35,715,353	—	35,715,353
Derivatives:
Call Options Written	(16,220,840)	—	—	(16,220,840)
Total	$489,527,343	$35,715,353	$—	$525,242,696
Equity Premium Opportunity (JSN)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$891,078,723	$—	$—	$891,078,723
Short-Term Investments	—	45,233,097	—	45,233,097
Derivatives:
Call Options Written	(28,704,736)	—	—	(28,704,736)
Total	$862,373,987	$45,233,097	$—	$907,607,084
Equity Premium Advantage (JLA)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$345,675,211	$—	$—	$345,675,211
Warrants	90,770	—	—	90,770
Short-Term Investments	—	22,427,356	—	22,427,356
Derivatives:
Call Options Written	(11,237,173)	—	—	(11,237,173)
Total	$334,528,808	$22,427,356	$—	$356,956,164
Equity Premium and Growth (JPG)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$237,069,544	$—	$—	$237,069,544
Short-Term Investments	—	8,885,535	—	8,885,535
Derivatives:
Call Options Written	(6,046,195)	—	—	(6,046,195)
Total	$231,023,349	$8,885,535	$—	$239,908,884

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During the six months ended June 30, 2011, the Funds recognized no significant transfers to or from Level 1, Level 2 or Level 3.

3. Derivative Instruments and Hedging Activities

The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds' investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. For additional information on the derivative instruments in which each Fund was invested during and at the end of the reporting period, refer to the Portfolios of Investments, Financial Statements and Footnote 1—General Information and Significant Accounting Policies.

The following tables present the fair value of all derivative instruments held by the Funds as of June 30, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Equity Premium Income (JPZ)

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$16,220,840

Equity Premium Opportunity (JSN)

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$28,704,736

Equity Premium Advantage (JLA)

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$11,237,173

Equity Premium and Growth (JPG)

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$6,046,195

The following tables present the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended June 30, 2011, on derivative instruments, as well as the primary risk exposure associated with each.

Net Realized Gain (Loss) from Call Options Written	Equity Premium Income (JPZ)	Equity Premium Opportunity (JSN)	Equity Premium Advantage (JLA)	Equity Premium and Growth (JPG)
Risk Exposure
Equity Price	$(6,837,242)	$(6,216,933)	$(172,860)	$(2,470,804)
Change in Net Unrealized Appreciation (Depreciation) of Call Options Written	Equity Premium Income (JPZ)	Equity Premium Opportunity (JSN)	Equity Premium Advantage (JLA)	Equity Premium and Growth (JPG)
Risk Exposure
Equity Price	$1,738,050	$(427,620)	$(1,540,164)	$622,662

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Notes to

FINANCIAL STATEMENTS (Unaudited) (continued)

4. Fund Shares

Transactions in shares were as follows:

	Equity Premium Income (JPZ)		Equity Premium Opportunity (JSN)
	Six Months Ended 6/30/11	Year Ended 12/31/10	Six Months Ended 6/30/11	Year Ended 12/31/10
Shares issued to shareholders due to reinvestment of distributions	—	243,124	—	500,507
Shares repurchased and retired	—	—	—	—
Weighted average:
Price per share repurchased and retired	—	—	—	—
Discount per share repurchased and retired	—	—	—	—
	Equity Premium Advantage (JLA)		Equity Premium and Growth (JPG)
	Six Months Ended 6/30/11	Year Ended 12/31/10	Six Months Ended 6/30/11	Year Ended 12/31/10
Shares issued to shareholders due to reinvestment of distributions	—	27,509	—	—
Shares repurchased and retired	—	—	—	—
Weighted average:
Price per share repurchased and retired	—	—	—	—
Discount per share repurchased and retired	—	—	—	—

5. Investment Transactions

Purchases and sales (excluding short-term investments and derivative transactions) during the six months ended June 30, 2011, were as follows:

	Equity Premium Income (JPZ)	Equity Premium Opportunity (JSN)	Equity Premium Advantage (JLA)	Equity Premium and Growth (JPG)
Purchases	$665,066	$24,106,509	$16,746,809	$1,001,275
Sales	39,770,294	78,801,525	36,160,930	10,563,035

Transactions in call options written during the six months ended June 30, 2011, were as follows:

	Equity Premium Income (JPZ)		Equity Premium Opportunity (JSN)
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Outstanding, beginning of period	4,084	$15,172,360	10,814	$28,230,630
Options written	16,646	55,793,424	54,457	96,971,858
Options terminated in closing purchase transactions	(16,916)	(57,143,214)	(49,374)	(101,118,515)
Options expired	—	—	(1,306)	(923,260)
Outstanding, end of period	3,814	$13,822,570	14,591	$23,160,713

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	Equity Premium Advantage (JLA)		Equity Premium and Growth (JPG)
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Outstanding, beginning of period	6,083	$11,764,119	1,501	$5,575,988
Options written	31,930	38,213,933	6,129	20,556,125
Options terminated in closing purchase transactions	(28,389)	(40,772,037)	(6,202)	(20,977,533)
Options expired	(983)	(704,967)	—	—
Outstanding, end of period	8,641	$8,501,048	1,428	$5,154,580

6. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At June 30, 2011, the cost and unrealized appreciation (depreciation) of investments (excluding investments in derivatives), as determined on a federal income tax basis, were as follows:

	Equity Premium Income (JPZ)	Equity Premium Opportunity (JSN)	Equity Premium Advantage (JLA)	Equity Premium and Growth (JPG)
Cost of investments	$451,839,481	$726,797,140	$273,582,725	$215,886,766
Gross unrealized:
Appreciation	$147,322,002	$268,596,255	$108,741,953	$54,140,531
Depreciation	(57,697,947)	(59,081,575)	(14,131,341)	(24,072,218)
Net unrealized appreciation (depreciation) of investments	$89,624,055	$209,514,680	$94,610,612	$30,068,313

Permanent differences, primarily due to REIT adjustments and return of capital distributions, resulted in reclassifications among the Funds' components of net assets at December 31, 2010, the Funds' last tax year-end, as follows:

	Equity Premium Income (JPZ)	Equity Premium Opportunity (JSN)	Equity Premium Advantage (JLA)	Equity Premium and Growth (JPG)
Paid-in surplus	$(38,039,565)	$(74,320,304)	$(30,740,951)	$(14,317,398)
Undistributed (Over-distribution) of net investment income	38,056,011	74,358,312	30,751,211	14,317,529
Accumulated net realized gain (loss)	(16,446)	(38,008)	(10,260)	(131)

The tax components of undistributed net ordinary income and net long-term capital gains at December 31, 2010, the Funds' last tax year end, were as follows:

	Equity Premium Income (JPZ)	Equity Premium Opportunity (JSN)	Equity Premium Advantage (JLA)	Equity Premium and Growth (JPG)
Undistributed net ordinary income *	$—	$—	$—	$—
Undistributed net long-term capital gains	—	—	—	—

*  Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

The tax character of distributions paid during the Funds' last tax year ended December 31, 2010 was designated for purposes of the dividends paid deduction as follows:

	Equity Premium Income (JPZ)	Equity Premium Opportunity (JSN)	Equity Premium Advantage (JLA)	Equity Premium and Growth (JPG)
Distributions from net ordinary income *	$10,215,397	$11,928,197	$2,769,975	$3,953,391
Distributions from net long-term capital gains	—	—	—	—
Return of capital	37,794,887	74,396,142	30,753,623	14,315,648

*  Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

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Notes to

FINANCIAL STATEMENTS (Unaudited) (continued)

At December 31, 2010, the Funds' last tax year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	Equity Premium Income (JPZ)	Equity Premium Opportunity (JSN)	Equity Premium Advantage (JLA)	Equity Premium and Growth (JPG)
Expiration:
December 31, 2017	$75,442,946	$104,952,898	$46,480,475	$33,170,912
December 31, 2018	4,958,903	38,327,754	14,352,958	7,655,485
Total	$80,401,849	$143,280,652	$60,833,433	$40,826,397

The Funds have elected to defer net realized losses from investments incurred from November 1, 2010 through December 31, 2010, the Funds' last tax year end, ("post-October losses") in accordance with federal income tax regulations. The post-October losses are treated as having arisen on the first day of the current fiscal year. The following Funds have elected to defer post-October losses as follows:

	Equity Premium Income (JPZ)	Equity Premium Opportunity (JSN)	Equity Premium and Growth (JPG)
Post-October capital losses	$6,852,773	$1,539,720	$2,351,923

7. Management Fees and Other Transactions with Affiliates

Each Fund's management fee consists of two components – a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Average Daily Managed Assets*	Equity Premium Income (JPZ) Equity Premium Opportunity (JSN) Equity Premium Advantage (JLA) Fund-Level Fee Rate
For the first $500 million	.7000%
For the next $500 million	.6750
For the next $500 million	.6500
For the next $500 million	.6250
For managed assets over $2 billion	.6000
Average Daily Managed Assets*	Equity Premium and Growth (JPG) Fund-Level Fee Rate
For the first $500 million	.6800%
For the next $500 million	.6550
For the next $500 million	.6300
For the next $500 million	.6050
For managed assets over $2 billion	.5800

Nuveen Investments

The annual complex-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Complex-Level Managed Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

*  For the fund-level and complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds' use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust's issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen Funds that constitute "eligible assets." Eligible assets do not include assets attributable to investments in other Nuveen Funds and assets in excess of $2 billion added to the Nuveen Fund complex in connection with the Adviser's assumption of the management of the former First American Funds effective January 1, 2011. As of June 30, 2011, the complex-level fee rate for each of these Funds was .1774%.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser is responsible for each Fund's overall strategy and asset allocation decisions. The Adviser has entered into sub-advisory agreements with Gateway Investment Advisers, LLC ("Gateway"), under which Gateway manages the investment portfolios of the Funds. Gateway is compensated for its services to the Funds from the management fee paid to the Adviser.

The Funds pay no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

For the first eight years of Equity Premium Income's (JPZ) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily managed assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending October 31,			Year Ending October 31,
2004	*	.30%	2009	.30%
2005		.30	2010	.22
2006		.30	2011	.14
2007		.30	2012	.07
2008		.30

*  From the commencement of operations.

The Adviser has not agreed to reimburse Equity Premium Income (JPZ) for any portion of its fees and expenses beyond October 31, 2012.

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (Unaudited) (continued)

For the first eight years of Equity Premium Opportunity's (JSN) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily managed assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending January 31,			Year Ending January 31,
2005	*	.30%	2010	.30%
2006		.30	2011	.22
2007		.30	2012	.14
2008		.30	2013	.07
2009		.30

*  From the commencement of operations.

The Adviser has not agreed to reimburse Equity Premium Opportunity (JSN) for any portion of its fees and expenses beyond January 31, 2013.

For the first six years of Equity Premium Advantage's (JLA) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily managed assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending May 31,			Year Ending May 31,
2005	*	.20%	2009	.20%
2006		.20	2010	.20
2007		.20	2011	.10
2008		.20

*  From the commencement of operations.

The Adviser has not agreed to reimburse Equity Premium Advantage (JLA) for any portion of its fees and expenses beyond May 31, 2011.

8. New Accounting Pronouncements

Financial Accounting Standards Board ("FASB") Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements

On April 15, 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-03 ("ASU No. 2011-03"). The guidance in ASU No. 2011-03 is intended to improve the accounting for repurchase agreements and other similar agreements. Specifically, ASU No. 2011-03 modifies the criteria for determining when these transactions would be accounted for as financings (secured borrowings/lending agreements) as opposed to sales (purchases) with commitments to repurchase (resell). The effective date of ASU No. 2011-03 is for interim and annual periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have to the financial statement amounts or footnote disclosures, if any.

Fair Value Measurements and Disclosures

On May 12, 2011, the FASB issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board ("IASB") issued International Financial Reporting Standard ("IFRS") 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Nuveen Investments

Annual Investment Management
Agreement Approval Process (Unaudited)

The Board of Trustees (each, a "Board" and each Trustee, a "Board Member") of the Funds, including the Board Members who are not parties to the Funds' advisory or sub-advisory agreements or "interested persons" of any such parties (the "Independent Board Members"), are responsible for approving the advisory agreements (each, an "Investment Management Agreement") between each Fund and Nuveen Fund Advisors, Inc. (the "Advisor") and the sub-advisory agreements (each a "Sub-Advisory Agreement") between the Advisor and Gateway Investment Advisers, LLC (the "Sub-Advisor") (the Investment Management Agreements and the Sub-Advisory Agreements are referred to collectively as the "Advisory Agreements") and their periodic continuation. Pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"), the Board is required to consider the continuation of advisory agreements and sub-advisory agreements on an annual basis. Accordingly, at an in-person meeting held on May 23-25, 2011 (the "May Meeting"), the Board, including a majority of the Independent Board Members, considered and approved the continuation of the Advisory Agreements for the Funds for an additional one-year period.

In preparation for their considerations at the May Meeting, the Board requested and received extensive materials prepared in connection with the review of the Advisory Agreements. The materials provided a broad range of information regarding the Funds, the Advisor and the Sub-Advisor (the Advisor and the Sub-Advisor are collectively, the "Fund Advisers" and each, a "Fund Adviser"). As described in more detail below, the information provided included, among other things, a review of Fund performance, including Fund investment performance assessments against peer groups and appropriate benchmarks, a comparison of Fund fees and expenses relative to peers, a description and assessment of shareholder service levels for the Funds, a summary of the performance of certain service providers, a review of product initiatives and shareholder communications and an analysis of the Advisor's profitability with comparisons to comparable peers in the managed fund business. As part of their annual review, the Board also held a separate meeting on April 19-20, 2011, to review the Funds' investment performance and consider an analysis provided by the Advisor of the Sub-Advisor which generally evaluated the Sub-Advisor's investment team, investment mandate, organizational structure and history, investment philosophy and process, performance of the applicable Fund, and significant changes to the foregoing. As a result of their review of the materials and discussions, the Board presented the Advisor with questions and the Advisor responded.

The materials and information prepared in connection with the annual review of the Advisory Agreements supplement the information provided to the Board during the year. In this regard, throughout the year, the Board, acting directly or through its

Nuveen Investments

Annual Investment Management Agreement
Approval Process (Unaudited) (continued)

committees, regularly reviews the performance and various services provided by the Advisor and the Sub-Advisor. The Board meets at least quarterly as well as at other times as the need arises. At its quarterly meetings, the Board reviews reports by the Advisor which include, among other things, Fund performance, a review of the investment teams and compliance reports. The Board also meets with key investment personnel managing the Fund portfolios during the year. In addition, the Board continues its program of seeking to visit each sub-advisor to the Nuveen funds at least once over a multiple year rotation, meeting with key investment and business personnel. The Board also met with State Street Bank & Trust Company, the Funds' accountant and custodian, in 2010. The Board considers factors and information that are relevant to its annual consideration of the renewal of the Advisory Agreements at these meetings held throughout the year. Accordingly, the Board considers the information provided and knowledge gained at these meetings when performing its annual review of the Advisory Agreements. The Independent Board Members are assisted throughout the process by independent legal counsel who provided materials describing applicable law and the duties of directors or trustees in reviewing advisory contracts and met with the Independent Board Members in executive sessions without management present.

The Board considered all factors it believed relevant with respect to each Fund, including among other factors: (a) the nature, extent and quality of the services provided by the Fund Advisers, (b) the investment performance of the Fund and Fund Advisers, (c) the advisory fees and costs of the services to be provided to the Funds and the profitability of the Fund Advisers, (d) the extent of any economies of scale, (e) any benefits derived by the Fund Advisers from the relationship with the Fund and (f) other factors. Each Board Member may have accorded different weight to the various factors in reaching his or her conclusions with respect to a Fund's Advisory Agreements. The Independent Board Members did not identify any single factor as all important or controlling. The Independent Board Members' considerations were instead based on a comprehensive consideration of all the information presented. The principal factors considered by the Board and its conclusions are described below.

A. Nature, Extent and Quality of Services

In considering renewal of the Advisory Agreements, the Independent Board Members considered the nature, extent and quality of the Fund Adviser's services, including advisory services and the resulting Fund performance and administrative services. The Independent Board Members reviewed materials outlining, among other things, the Fund Adviser's organization and business; the types of services that the Fund Adviser or its affiliates provide to the Funds; the performance record of the applicable Fund (as described in further detail below); and any initiatives Nuveen had taken for the applicable fund product line.

In considering advisory services, the Board recognized that the Advisor provides various oversight, administrative, compliance and other services for the Funds and the Sub-Advisor provides the portfolio investment management services to the Funds. Accordingly, in reviewing the portfolio management services provided to each Fund, the Board reviewed the materials provided by the Nuveen Investment Services Oversight Team

Nuveen Investments

analyzing, among other things, the Sub-Advisor's investment team and changes thereto, organization and history, assets under management, Fund objectives and mandate, the investment team's philosophy and strategies in managing the Fund, developments affecting the Sub-Advisor or Fund and Fund performance. The Independent Board Members also reviewed portfolio manager compensation arrangements to evaluate each Fund Adviser's ability to attract and retain high quality investment personnel, preserve stability, and reward performance but not provide an incentive to take undue risks. In addition, the Board considered the Advisor's execution of its oversight responsibilities over the Sub-Advisor. Given the importance of compliance, the Independent Board Members also considered Nuveen's compliance program, including the report of the chief compliance officer regarding the Funds' compliance policies and procedures.

In addition to advisory services, the Board considered the quality and extent of administrative and other non-investment advisory services the Advisor and its affiliates provide to the Funds, including product management, investment services (such as oversight of investment policies and procedures, risk management, and pricing), fund administration, oversight of service providers, shareholder services, administration of Board relations, regulatory and portfolio compliance, legal support, managing leverage and promoting an orderly secondary market for common shares.

In reviewing the services provided, the Board also reviewed materials describing various notable initiatives and projects the Advisor performed in connection with the closed-end fund product line. These initiatives included continued activities to refinance auction rate preferred securities; ongoing services to manage leverage that has become increasingly complex; continued secondary market offerings and share repurchases for certain funds; and continued communications efforts with shareholders, fund analysts and financial advisers. With respect to the latter, the Independent Board Members noted Nuveen's continued commitment to supporting the secondary market for the common shares of its closed-end funds through a comprehensive secondary market communication program designed to raise investor and analyst awareness and understanding of closed-end funds. Nuveen's support services included, among other things: continuing communications in support of refinancing efforts related to auction rate preferred securities; participating in conferences; communicating continually with closed-end fund analysts covering the Nuveen funds; providing marketing for the closed-end funds; share purchases; and maintaining and enhancing a closed-end fund website.

Based on their review, the Independent Board Members found that, overall, the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement were satisfactory.

B. The Investment Performance of the Funds and Fund Advisers

The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund over various time periods. The Board reviewed, among other things, each Fund's historic investment performance as well as information comparing the Fund's performance information with that of other funds (the "Performance Peer Group") based on data provided by an independent provider of mutual fund data and with recognized and/or customized benchmarks.

Nuveen Investments

Annual Investment Management Agreement
Approval Process (Unaudited) (continued)

The Board reviewed reports, including a comprehensive analysis of the Funds' performance and the applicable investment team. In this regard, the Board reviewed each Fund's total return information compared to the returns of its Performance Peer Group and recognized and/or customized benchmarks for the quarter, one-, three- and five-year periods ending December 31, 2010 and for the same periods ending March 31, 2011.

The Independent Board Members also reviewed historic premium and discount levels, including a summary of actions taken to address or discuss other developments affecting the secondary market discounts of various funds. This information supplemented the Fund performance information provided to the Board at each of its quarterly meetings.

In reviewing performance comparison information, the Independent Board Members recognized that the usefulness of the comparisons of the performance of certain funds with the performance of their respective Performance Peer Group may be limited because the Performance Peer Group may not adequately represent the objectives and strategies of the applicable funds or may be limited in size or number. The Independent Board Members also noted that the investment experience of a particular shareholder in the Nuveen funds will vary depending on when such shareholder invests in the applicable fund, the class held (if multiple classes are offered) and the performance of the fund (or respective class) during that shareholder's investment period. With respect to any Nuveen funds that underperformed their peers and/or benchmarks from time to time, the Board monitors such funds closely and considers any steps necessary or appropriate to address such issues.

In considering the results of the comparisons, the Independent Board Members observed, among other things, that each Fund had demonstrated generally satisfactory performance compared to its peers, falling within the second or third quartile over various periods.

Based on their review, the Independent Board Members determined that each Fund's investment performance had been satisfactory.

C. Fees, Expenses and Profitability

1. Fees and Expenses

The Board evaluated the management fees and expenses of each Fund reviewing, among other things, such Fund's gross management fees, net management fees and net expense ratios in absolute terms as well as compared to the fee and expenses of a comparable universe of funds based on data provided by an independent fund data provider (the "Peer Universe") and in certain cases, to a more focused subset of funds in the Peer Universe (the "Peer Group") and any expense limitations.

The Independent Board Members further reviewed the methodology regarding the construction of the applicable Peer Universe and Peer Group (if any). In reviewing the comparisons of fee and expense information, the Independent Board Members took into account that in certain instances various factors such as: the asset level of a fund relative to peers; the limited size and particular composition of the Peer Universe or Peer Group; the investment objectives of the peers; expense anomalies;

Nuveen Investments

changes in the funds comprising the Peer Universe or Peer Group from year to year; levels of reimbursement; the timing of information used; and the differences in the type and use of leverage may impact the comparative data thereby limiting the ability to make a meaningful comparison with peers.

In reviewing the fee schedule for a Fund, the Independent Board Members also considered the fund-level and complex-wide breakpoint schedules (described in further detail below) and any fee waivers and reimbursements provided by Nuveen (applicable, in particular, for certain closed-end funds launched since 1999). In reviewing fees and expenses, the Board considered the expenses and fees to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within 5 basis points higher than the peer average and below if they were below the peer average of the Peer Group (if available) or Peer Universe if there was no separate Peer Group. The Independent Board Members observed that the Funds had net management fees and net expense ratios below or in line with their peer averages.

Based on their review of the fee and expense information provided, the Independent Board Members determined that each Fund's management fees were reasonable in light of the nature, extent and quality of services provided to the Fund.

2. Comparisons with the Fees of Other Clients

The Independent Board Members further reviewed information regarding the nature of services and fee rates offered by the Advisor to other clients, including separately managed accounts (both retail and institutional accounts), foreign investment funds offered by Nuveen, and funds that are not offered by Nuveen but are sub-advised by one of Nuveen's investment management teams. In evaluating the comparisons of fees, the Independent Board Members noted that the fee rates charged to the Funds and other clients vary, among other things, because of the different services involved and the additional regulatory and compliance requirements associated with registered investment companies, such as the Funds. Accordingly, the Independent Board Members considered the differences in the product types, including, but not limited to, the services provided, the structure and operations, product distribution and costs thereof, portfolio investment policies, investor profiles, account sizes and regulatory requirements. The Independent Board Members noted, in particular, that the range of services provided to the Funds (as discussed above) is much more extensive than that provided to separately managed accounts. Given the inherent differences in the products, particularly the extensive services provided to the Funds, the Independent Board Members believe such facts justify the different levels of fees.

In considering the fees of the Sub-Advisor, the Independent Board Members also considered the pricing schedule or fees that the Sub-Advisor charges for similar investment management services for other fund sponsors or clients (such as retail and/or institutional managed accounts) as applicable. The Independent Board Members noted that such fees were the result of arm's-length negotiations.

Nuveen Investments

Annual Investment Management Agreement
Approval Process (Unaudited) (continued)

3. Profitability of Fund Advisers

In conjunction with its review of fees, the Independent Board Members also considered the profitability of Nuveen for its advisory activities (which incorporated Nuveen's wholly-owned affiliated sub-advisers) and its financial condition. The Independent Board Members reviewed the revenues and expenses of Nuveen's advisory activities for the last two years, the allocation methodology used in preparing the profitability data and an analysis of the key drivers behind the changes in revenues and expenses that impacted profitability in 2010. The Independent Board Members noted this information supplemented the profitability information requested and received during the year to help keep them apprised of developments affecting profitability (such as changes in fee waivers and expense reimbursement commitments). In this regard, the Independent Board Members noted that they have an Independent Board Member serve as a point person to review and keep them apprised of changes to the profitability analysis and/or methodologies during the year. The Independent Board Members also considered Nuveen's revenues for advisory activities, expenses, and profit margin compared to that of various unaffiliated management firms with similar amounts of assets under management and relatively comparable asset composition prepared by Nuveen.

In reviewing profitability, the Independent Board Members recognized the subjective nature of determining profitability which may be affected by numerous factors including the allocation of expenses. Further, the Independent Board Members recognized the difficulties in making comparisons as the profitability of other advisers generally is not publicly available and the profitability information that is available for certain advisers or management firms may not be representative of the industry and may be affected by, among other things, the adviser's particular business mix, capital costs, types of funds managed and expense allocations. Notwithstanding the foregoing, the Independent Board Members reviewed Nuveen's methodology and assumptions for allocating expenses across product lines to determine profitability. In reviewing profitability, the Independent Board Members recognized Nuveen's investment in its fund business. Based on their review, the Independent Board Members concluded that the Advisor's level of profitability for its advisory activities was reasonable in light of the services provided.

The Independent Board Members also considered the Sub-Advisor's revenues, expenses and profitability margins (pre- and post-tax). Based on their review, the Independent Board Members were satisfied that the Sub-Advisor's level of profitability was reasonable in light of the services provided.

In evaluating the reasonableness of the compensation, the Independent Board Members also considered other amounts paid to a Fund Adviser by the Funds as well as any indirect benefits (such as soft dollar arrangements, if any) the Fund Adviser and its affiliates receive, or are expected to receive, that are directly attributable to the management of the Funds, if any. See Section E below for additional information on indirect benefits a Fund Adviser may receive as a result of its relationship with the Funds. Based on their review of the overall fee arrangements of each

Nuveen Investments

Fund, the Independent Board Members determined that the advisory fees and expenses of the respective Fund were reasonable.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

With respect to economies of scale, the Independent Board Members have recognized the potential benefits resulting from the costs of a fund being spread over a larger asset base, although economies of scale are difficult to measure and predict with precision, particularly on a fund-by-fund basis. One method to help ensure the shareholders share in these benefits is to include breakpoints in the advisory fee schedule. Generally, management fees for funds in the Nuveen complex are comprised of a fund-level component and a complex-level component, subject to certain exceptions. Accordingly, the Independent Board Members reviewed and considered the applicable fund-level breakpoints in the advisory fee schedules that reduce advisory fees as asset levels increase. Further, the Independent Board Members noted that although closed-end funds may from time-to-time make additional share offerings, the growth of their assets will occur primarily through the appreciation of such funds' investment portfolio.

In addition to fund-level advisory fee breakpoints, the Board also considered the Funds' complex-wide fee arrangement. Pursuant to the complex-wide fee arrangement, the fees of the funds in the Nuveen complex are generally reduced as the assets in the fund complex reach certain levels. The complex-wide fee arrangement seeks to provide the benefits of economies of scale to fund shareholders when total fund complex assets increase, even if assets of a particular fund are unchanged or have decreased. The approach reflects the notion that some of Nuveen's costs are attributable to services provided to all its funds in the complex and therefore all funds benefit if these costs are spread over a larger asset base.

Based on their review, the Independent Board Members concluded that the breakpoint schedules and complex-wide fee arrangement were acceptable and reflect economies of scale to be shared with shareholders when assets under management increase.

E. Indirect Benefits

In evaluating fees, the Independent Board Members received and considered information regarding potential "fall out" or ancillary benefits the respective Fund Adviser or its affiliates may receive as a result of its relationship with each Fund. In this regard, the Independent Board Members considered any revenues received by affiliates of the Advisor for serving as agent at Nuveen's trading desk and as co-manager in initial public offerings of new closed-end funds.

In addition to the above, the Independent Board Members considered whether the Fund Advisers received any benefits from soft dollar arrangements whereby a portion of the commissions paid by a Fund for brokerage may be used to acquire research that may be useful to the Fund Adviser in managing the assets of the Funds and other clients. With respect to the Advisor, the Independent Board Members recognized that the Advisor has the authority to pay a higher commission in return for brokerage and research services if

Nuveen Investments

Annual Investment Management Agreement
Approval Process (Unaudited) (continued)

it determines in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services provided. The Independent Board Members noted that the Advisor's profitability may be somewhat lower if it did not receive the research services pursuant to the soft dollar arrangements and had to acquire such services directly.

With respect to the Sub-Advisor, the Board considered that while the Sub-Advisor may select brokers that provide it with research services, it is the Sub-Advisor's current practice not to receive soft dollar credits in connection with trades executed for the Funds.

Based on their review, the Independent Board Members concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable and within acceptable parameters.

F. Other Considerations

The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the Independent Board Members, unanimously concluded that the terms of each Advisory Agreement are fair and reasonable, that the respective Fund Adviser's fees are reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed.

Nuveen Investments

Reinvest Automatically
Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Automatic Reinvestment Plan

Your Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient

To make recordkeeping easy and convenient, each quarter you'll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value on the last business day immediately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the distribution payment date. No interest will be paid on distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid

Nuveen Investments

Reinvest Automatically
Easily and Conveniently (continued)

by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your financial advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting distributions

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Nuveen Investments

Glossary of Terms
Used in this Report

•  Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

•  Current Distribution Rate: Current distribution rate is based on the Fund's current annualized quarterly distribution divided by the Fund's current market price. The Fund's quarterly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a tax return of capital.

•  Net Asset Value (NAV): A Fund's NAV per share is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

Nuveen Investments

Notes

Nuveen Investments

Notes

Nuveen Investments

Other Useful Information

Board of Trustees

John P. Amboian
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Judith M. Stockdale
Carole E. Stone
Virginia L. Stringer
Terence J. Toth

Fund Manager

Nuveen Fund Advisers, Inc.
333 West Wacker Drive
Chicago, IL 60606

Custodian

State Street Bank & Trust Company
Boston, MA

Transfer Agent and
Shareholder Services

State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Legal Counsel

Chapman and Cutler LLP
Chicago, IL

Independent Registered
Public Accounting Firm

PricewaterhouseCoopers LLP
Chicago, IL

Quarterly Portfolio of Investments and Proxy Voting Information

You may obtain (i) each Fund's quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 100 F Street NE, Washington, D.C. 20549.

CEO Certification Disclosure

Each Fund's Chief Executive Officer has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Information

Each Fund intends to repurchase shares of its own common stock in the future at such times and in such amounts as is deemed advisable. During the period covered by this report, the Funds repurchased shares of their common stock as shown in the accompanying table.

Fund	Shares Repurchased
JPZ	—
JSN	—
JLA	—
JPG	—

Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

Nuveen Investments

Nuveen Investments makes it easy, with the ultimate online resource.

At nuveen.com/understand, you have access to comprehensive educational tools, video libraries and daily pricing for Nuveen's more than 130* closed-end funds–so you can stay up to date on the latest income-investing news and information.

All the tools and resources you need on closed-end funds are just a click away. www.nuveen.com/understand

* There are risks inherent in any investment, including market risk, interest rate risk, credit risk, and the possible loss of principal. There can be no assurance that fund objectives will be achieved and income is not guaranteed. Closed-end funds frequently trade at a discount to their net asset value. Diversification does not ensure against loss.

  * As of 5/31/11

Nuveen Investments:
Serving Investors for Generations

Distributed by
Nuveen Securities, LLC
333 West Wacker Drive
Chicago, IL 60606
www.nuveen.com

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. We market our growing range of specialized investment solutions under the high-quality brands of HydePark, NWQ, Nuveen Asset Management, Santa Barbara, Symphony, Tradewinds and Winslow Capital. In total, Nuveen Investments managed approximately $210 billion of assets as of June 30, 2011.

Find out how we can help you.

To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/cef

ESA-D-0611D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

a) See Portfolio of Investments in Item 1.

b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Equity Premium Advantage Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: September 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer
(principal executive officer)

Date: September 7, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
(principal financial officer)

Date: September 7, 2011